                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03946
                  ---------------------------------------------

                           UBS Managed Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

ANNUAL REPORT

JUNE 30, 2004

UBS RMA

August 15, 2004

DEAR SHAREHOLDER,

We present you with the annual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2004.

PERFORMANCE

In an environment that was generally characterized by low short-term interest rates, yields available from money market instruments were low over the 12-month period. As of June 30, 2004, the funds' seven day current yields were: UBS RMA Money Market Portfolio--0.61%; UBS RMA U.S. Government Portfolio--0.51%; UBS RMA Tax-Free Fund Inc.--0.48%; UBS RMA California Municipal Money Fund--0.38%; UBS RMA New York Municipal Money Fund--0.33%; and UBS RMA New Jersey Municipal Money Fund--0.22%. (For more on the Funds' performance, refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. During the period, gross domestic product (GDP) figures confirmed that the US economy was growing, fueled by the combined effects of robust consumer and business spending, an increase in exports and ongoing military spending. Third quarter 2003 GDP came in at 8.2%, up from 3.3% over the prior three months. This number was far higher than anticipated, and the sharpest

[SIDENOTE]

UBS RMA MONEY MARKET PORTFOLIO, UBS RMA U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):

Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGERS (BOTH PORTFOLIOS):

Michael Markowitz
Robert Sabatino
UBS Global Asset Management (US) Inc.

COMMENCEMENT (BOTH PORTFOLIOS):

October 4, 1982

UBS RMA TAX-FREE FUND INC.,
UBS RMA CALIFORNIA MUNICIPAL MONEY FUND,
UBS RMA NEW YORK MUNICIPAL MONEY FUND,
UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):

Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER (ALL FOUR FUNDS):

Debbie Baggett, UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Tax-Free--October 4, 1982
California Municipal--November 7, 1988
New York Municipal--November 10, 1988
New Jersey Municipal--February 1, 1991

DIVIDEND PAYMENT (ALL SIX FUNDS):

Monthly
   recorded advance of GDP since 1984. Strong fourth quarter 2003 and first quarter 2004 numbers followed, at 4.1% and 4.5%, respectively.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. Despite increasing signs that an economic rebound was taking hold, the Fed maintained its accommodative monetary policy through much of the period. As late as the end of March 2004, many market participants believed that the Fed would hold rates steady until after the November presidential election, or until early 2005. However, this abruptly changed as the improvement in the labor market became apparent. Following the March employment report, which showed that 308,000 new jobs had been created, the Fed began to lay the groundwork for higher rates.

   After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. In raising the rate--the first of its kind in four years--the Fed noted, "policy accommodation can be removed at a pace that is likely to be measured." However, it also made it clear that it was leaving the door open for larger and more frequent rate hikes, if necessary, to ward off inflation.

Q. HOW DID YOU POSITION THE FUNDS DURING THE PERIOD?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year--were used to lock in higher yields during periods when interest rates fell, while our shorter-term securities--with maturities of one month or less--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels, and helped us manage liquidity. Liquidity requirements for UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio increased, given the high level of share redemptions over the period. Assets in each fund declined over the fiscal year.

   Looking at the funds more closely, for both UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we maintained our strategy of emphasizing quality and liquidity. Within UBS RMA U.S. Government Portfolio, this involved concentrating a large portion of the portfolio's holdings in US Treasury securities. Within UBS RMA Money Market Portfolio, this strategy entailed an emphasis on commercial paper, which, in the healthier credit environment that characterized the period, offered a yield advantage. We also held weightings in other sectors, including US government agency obligations, certificates of deposit and other short-term corporate obligations, which helped maintain the Portfolio's overall level of diversification.

   Within UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund, credit quality and liquidity were also at the forefront of our positioning strategy. This helped us to avoid credit problems that plagued several sectors of the municipal market.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUNDS GOING FORWARD?

A. Deflationary pressures appear to have abated, and inflation has become a concern for many market participants. Core inflation (excluding food and energy) has risen in recent months. At the same time, high oil prices are starting to work their way through the economy, and companies may pass these incremental costs along to consumers.

   At this point, we expect the Fed to continue raising interest rates in the months to come. In fact, after period end, the Fed raised rates another 25 basis points at its August meeting. The futures markets forecast that the fed funds rate will rise to 4.00% by the end of 2005, an increase of 2.50% from the current level. In anticipation of the higher interest rate environment, we have let the funds' weighted average maturities drift shorter in order to take advantage of higher yields. Maintaining high-quality portfolios will also be of paramount importance. For UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, we anticipate allocating a large portion of each portfolio to US government securities.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ JOSEPH A. VARNAS                   /s/ DEBBIE BAGGETT

JOSEPH A. VARNAS                       DEBBIE BAGGETT
PRESIDENT                              PORTFOLIO MANAGER
UBS RMA Money Fund Inc.                UBS RMA Tax-Free Fund Inc.
  (UBS RMA Money Market                UBS RMA California Municipal
  Portfolio and UBS RMA                  Money Fund
  U.S. Government Portfolio)           UBS RMA New York Municipal
UBS RMA Tax-Free Fund Inc.               Money Fund
UBS Managed Municipal Trust            UBS RMA New Jersey Municipal
  (UBS RMA California Municipal          Money Fund
  Money Fund and UBS RMA               DIRECTOR
  New York Municipal Money Fund)       UBS Global Asset Management
UBS Municipal Money Market               (US) Inc.
  Series (UBS RMA New Jersey
  Municipal Money Fund)
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ MICHAEL MARKOWITZ                  /s/ ROBERT SABATINO

MICHAEL MARKOWITZ                      ROBERT SABATINO
PORTFOLIO MANAGER                      PORTFOLIO MANAGER
UBS RMA Money Market Portfolio         UBS RMA Money Market Portfolio
UBS RMA U.S. Government Portfolio      UBS RMA U.S. Government Portfolio
MANAGING DIRECTOR                      DIRECTOR
UBS Global Asset Management            UBS Global Asset Management
  (US) Inc.                              (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)

                                        7-DAY       7-DAY     WEIGHTED
YIELDS AND CHARACTERISTICS             CURRENT    EFFECTIVE    AVERAGE
AS OF JUNE 30, 2004*                    YIELD       YIELD    MATURITY**      NET ASSETS
---------------------------------------------------------------------------------------
UBS RMA Money Market Portfolio           0.61%       0.61%     42 days    $12.4 billion
UBS RMA U.S. Government Portfolio        0.51        0.51      48 days     $1.3 billion
UBS RMA Tax-Free Fund Inc.               0.48        0.49      32 days     $2.9 billion
UBS RMA California Municipal
  Money Fund                             0.38        0.38      20 days   $739.1 million
UBS RMA New York Municipal
   Money Fund                            0.33        0.33      25 days   $562.4 million
UBS RMA New Jersey Municipal
   Money Fund                            0.22        0.22      34 days   $137.4 million

* Yields will flucuate and may reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results. The Funds and Portfolios are actively managed and their composition will vary over time.

** The Funds and Portfolios are actively managed and their weighted average maturities will differ over time.

UBS RMA MONEY MARKET PORTFOLIO

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--26.43%
                                                                                  1.020 to
 $   300,000   Federal Farm Credit Bank                              07/01/04     1.050%*      $    300,009,111
                                                                     07/01/04 to  0.993 to
     784,900   Federal Home Loan Bank                                07/05/04     1.030*            784,664,447
                                                                     07/30/04 to  1.100 to
     706,500   Federal Home Loan Bank                                05/04/05     2.250             706,557,111
                                                                     07/06/04 to  1.040 to
     193,208   Federal Home Loan Mortgage Corp.                      12/15/04     1.140@            192,619,439
      65,500   Federal Home Loan Mortgage Corp.                      03/01/05     1.420              65,500,000
                                                                     07/07/04 to  1.080 to
     702,912   Federal National Mortgage Association                 02/04/05     1.150@            700,154,449
                                                                     07/18/04 to  1.204 to
     275,000   Federal National Mortgage Association                 07/28/04     1.235*            274,993,667
                                                                     03/29/05 to  1.400 to
     262,200   Federal National Mortgage Association                 06/03/05     1.850             262,200,000
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$3,286,698,224)                                   3,286,698,224
---------------------------------------------------------------------------------------------------------------

BANK NOTES--0.42%

   U.S.--0.42%
      52,000   Wells Fargo Bank N.A.
                 (cost--$52,000,000)                                 07/01/04     1.030*             52,000,000

CERTIFICATES OF DEPOSIT--21.51%

   NON-U.S.--12.99%
     100,000   Abbey National Treasury Services PLC                  07/07/04     1.050             100,000,000
     150,000   Bank of Montreal                                      07/12/04     1.120             150,000,000
     192,000   Barclays Bank PLC                                     07/01/04     1.050*            191,996,093
     100,000   Bayerische Landesbank Girozentrale                    07/26/04     1.260*            100,001,993
     150,000   Bayerische Landesbank Girozentrale                    08/13/04     1.100             150,000,000
                                                                     07/06/04 to  1.080 to
     200,000   Credit Suisse First Boston NY                         07/09/04     1.100             200,000,000
      80,000   HSBC (USA), Inc.                                      04/22/05     1.555              80,000,000
                                                                     07/01/04 to  1.055 to
     253,500   Natexis Banque Populaires                             07/09/04     1.130             253,500,000
     100,000   Rabobank Nederland N.V.                               07/01/04     1.043*             99,999,006

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)
   NON-U.S.--(CONCLUDED)
                                                                     07/06/04 to  1.078 to
$    175,000   Societe Generale NY                                   07/12/04     1.109%*      $    174,961,323
     115,000   UniCredito Italiano SpA                               07/26/04     1.230             115,000,000
                                                                                                  1,615,458,415

   U.S.--8.52%

                                                                     07/07/04 to  1.110 to
     250,000   American Express Centurion Bank                       07/23/04     1.220             250,000,000
     102,500   Dexia Bank NY                                         07/20/04     1.270             102,500,000
     150,000   Discover Bank Delaware                                07/27/04     1.270             150,000,000
                                                                     07/14/04 to  1.180 to
     180,000   First Tennessee Bank N.A. (Memphis)                   07/22/04     1.220             180,000,000
     276,500   State Street Bank & Trust Co.                         07/15/04     1.130             276,500,000
     100,000   Wells Fargo Bank N.A.                                 07/21/04     1.230             100,000,000
                                                                                                  1,059,000,000
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$2,674,458,415)                                              2,674,458,415
---------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--41.63%

   ASSET BACKED-AUTO & TRUCK--1.41%
                                                                     07/12/04 to
     175,000   New Center Asset Trust                                07/19/04     1.130             174,923,097

   ASSET BACKED-MISCELLANEOUS--15.16%
                                                                     07/06/04 to  1.080 to
     265,000   Amsterdam Funding Corp.                               07/23/04     1.300             264,858,622
                                                                     07/01/04 to  1.060 to
     243,411   Barton Capital Corp.                                  07/08/04     1.150             243,368,154
                                                                     07/02/04 to  1.060 to
     133,280   Falcon Asset Securitization Corp.                     07/23/04     1.250             133,225,949
      70,300   Kitty Hawk Funding Corp.                              07/23/04     1.300              70,244,150
      45,136   Old Line Funding Corp.                                07/19/04     1.140              45,110,272
                                                                     07/09/04 to  1.170 to
     142,350   Preferred Receivables Funding Corp.                   07/22/04     1.250             142,293,120
                                                                     07/12/04 to  1.240 to
     226,493   Receivables Capital Corp.                             07/22/04     1.270             226,361,966
      75,159   Triple A One Funding                                  07/08/04     1.120              75,142,632

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)

   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
                                                                     07/09/04 to  1.100 to
$    200,000   Variable Funding Capital Corp.                        07/12/04     1.110%       $    199,941,639
                                                                     07/07/04 to  1.100 to
     202,000   Windmill Funding Corp.                                07/12/04     1.120             201,942,788
                                                                     07/12/04 to  1.140 to
     283,000   Yorktown Capital LLC                                  07/16/04     1.320             282,879,255
---------------------------------------------------------------------------------------------------------------
                                                                                                  1,885,368,547
---------------------------------------------------------------------------------------------------------------
   ASSET BACKED-SECURITIES--7.75%
      49,500   Dorada Finance, Inc.                                  07/09/04     1.130              49,487,570
                                                                     07/02/04 to  1.060 to
     295,500   Galaxy Funding, Inc.                                  07/22/04     1.140             295,416,776
                                                                     07/13/04 to  1.130 to
     270,556   Giro Funding U.S. Corp.                               07/30/04     1.330             270,341,484
     100,000   Giro Multi-Funding Corp.                              07/20/04     1.230              99,935,083
                                                                     07/06/04 to  1.080 to
     248,000   Grampian Funding LLC                                  07/12/04     1.110             247,940,500
---------------------------------------------------------------------------------------------------------------
                                                                                                    963,121,413
---------------------------------------------------------------------------------------------------------------
   BANKING-NON-U.S.--1.27%
     100,000   Credit Suisse First Boston NY                         07/09/04     1.100              99,975,556
      58,254   Depfa Bank PLC                                        07/01/04     1.065              58,254,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    158,229,556
---------------------------------------------------------------------------------------------------------------
   BANKING-U.S.--6.21%
     134,400   ANZ (Delaware), Inc.                                  07/15/04     1.200             134,337,280
      37,000   Deutsche Bank Financial LLC                           07/01/04     1.440              37,000,000
                                                                     07/08/04 to  1.080 to
     185,000   Dexia Delaware LLC                                    07/13/04     1.300             184,942,167
      50,000   HSBC (USA), Inc.                                      07/14/04     1.070              49,980,681
     146,000   Rabobank USA Financial Corp.                          07/06/04     1.100             145,977,694
     165,000   San Paolo IMI U.S. Financial Co.                      07/09/04     1.080             164,960,400
      55,000   Toronto-Dominion Holdings USA, Inc.                   07/19/04     1.210              54,966,725
---------------------------------------------------------------------------------------------------------------
                                                                                                    772,164,947
---------------------------------------------------------------------------------------------------------------
   BROKERAGE--7.46%
     119,500   Bear Stearns Cos., Inc.                               07/14/04     1.210             119,447,785

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   BROKERAGE--(CONCLUDED)
                                                                     07/08/04 to  1.120 to
$    240,000   Citigroup Global Markets Holdings, Inc.               07/13/04     1.180%       $    239,923,155
                                                                                  1.220 to
     270,500   Goldman Sachs Group, Inc.                             07/14/04     1.270             270,378,212
     148,000   Merrill Lynch & Co., Inc.                             07/01/04     1.450             148,000,000
     150,000   Morgan Stanley & Co.                                  07/01/04     1.060             150,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    927,749,152
---------------------------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--1.33%
                                                                     07/01/04 to  1.080 to
      90,000   GE Capital International Funding, Inc.                07/08/04     1.120              89,989,111
      75,000   General Electric Capital Corp.                        07/15/04     1.130              74,967,042
---------------------------------------------------------------------------------------------------------------
                                                                                                    164,956,153
---------------------------------------------------------------------------------------------------------------
   UTILITIES-OTHER--1.04%
                                                                     07/02/04 to  1.130 to
     130,000   RWE AG                                                07/19/04     1.210             129,972,975
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$5,176,485,840)                                                     5,176,485,840
---------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--8.08%

   ASSET BACKED-SECURITIES--2.60%
     123,000   Dorada Finance, Inc.                                  07/14/04     1.166*            122,990,069
                                                                                  1.055 to
     110,000   K2 (USA) LLC**                                        07/15/04     1.150*            109,990,104
      90,000   Links Finance LLC**                                   02/22/05     1.340              89,941,881
---------------------------------------------------------------------------------------------------------------
                                                                                                    322,922,054
---------------------------------------------------------------------------------------------------------------

   AUTOMOBILE OEM--1.24%
     154,500   Toyota Motor Credit Corp.                             09/23/04     1.494*            154,500,000

   BANKING-NON-U.S.--1.39%
     173,000   HBOS Treasury Services PLC                            07/01/04     1.100*            173,000,000

   BANKING-U.S.--1.17%
     145,000   Wells Fargo & Co.                                     07/14/04     1.281*            145,000,000

   BROKERAGE--0.56%
      70,000   Citigroup Global Markets Holdings, Inc.               07/23/04     1.459*             70,078,203

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)

   FINANCE-NONCAPTIVE CONSUMER--0.80%
$    100,000   Household Finance Corp.                               07/06/05     1.110%*      $    100,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--0.32%
      40,000   General Electric Capital Corp.                        07/09/04     1.250*             40,000,000
---------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,005,500,257)                                     1,005,500,257
---------------------------------------------------------------------------------------------------------------

  NUMBER OF
   SHARES
   (000)
------------
   MONEY MARKET FUNDS+--1.92%

     168,982   AIM Liquid Assets Portfolio                                        1.090             168,982,092
      69,515   BlackRock Provident
                 Institutional TempFund                                           1.004              69,515,468
---------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$238,497,560)                                                       238,497,560
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$12,433,640,296
  which approximates cost for federal income
  tax purposes)--99.99%                                                                          12,433,640,296
Other assets in excess of liabilities--0.01%                                                            645,355
Net Assets (applicable to 12,431,799,702 shares
  of common stock outstanding
  equivalent to $1.00 per share)--100.00%                                                      $ 12,434,285,651
---------------------------------------------------------------------------------------------------------------

  * Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2004, and reset periodically.
 ** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.61% of net assets as of June 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  @  Interest rates shown are discount rates at date of purchase.
  +  Interest rates shown reflect yield at June 30, 2004.
OEM  Original Equipment Manufacturer

                      Weighted average maturity -- 42 days

                 See accompanying notes to financial statements

UBS RMA U.S. GOVERNMENT PORTFOLIO

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--44.74%
                                                                     07/08/04 to  0.955 to
$    370,000   U.S. Treasury Bills (1)                               11/26/04     1.375%@      $    369,258,346
                                                                     07/31/04 to  1.625 to
     190,000   U.S. Treasury Notes (1)                               04/30/05     2.250             190,422,399
---------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (cost--$559,680,745)                                              559,680,745
---------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--53.27%

     200,000   Repurchase Agreement dated 06/30/04
                 with Bank of America, collateralized
                 by $402,815,000 U.S. Treasury Bonds,
                 Zero Coupon to 10.000% due
                 02/15/15 to 05/25/30 and
                 $47,825,000 U.S. Treasury Notes,
                 Zero Coupon to 5.625% due
                 08/15/04 to 08/15/14;
                 (value--$205,802,119);
                 proceeds: $200,006,667                              07/01/04     1.200             200,000,000
      60,000   Repurchase Agreement dated 06/30/04
                 with Deutsche Bank Securities, Inc.,
                 collateralized by $75,670,000
                 U.S. Treasury Bonds, Zero Coupon
                 due 02/15/20 and $32,987,171
                 U.S. Treasury Notes, Zero Coupon
                 due 11/15/07; (value--$61,789,596);
                 proceeds: $60,002,083                               07/01/04     1.250              60,000,000
     156,287   Repurchase Agreement dated 06/30/04
                 with Goldman Sachs Group, Inc.,
                 collateralized by $140,302,000
                 U.S. Treasury TIPS, 3.000%
                 due 07/15/12; (value--$160,539,761);
                 proceeds: $156,292,244                              07/01/04     1.250             156,286,817
     250,000   Repurchase Agreement dated 06/30/04
                 with Morgan Stanley & Co.,
                 collateralized by $192,708,000
                 U.S. Treasury Bonds, 8.000% to
                 8.125% due 08/15/21 to 11/15/21;
                 (value--$257,853,100);
                 proceeds: $250,008,681                              07/01/04     1.250             250,000,000
---------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$666,286,817)                                                    666,286,817
---------------------------------------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                                      INTEREST
   (000)                                                                        RATES+              VALUE
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.96%

      20,272   AIM Short-Term Investment Trust
                 Treasury Portfolio                                               1.000%       $     20,272,228
       4,252   Federated Treasury Securities Fund                                 0.924               4,251,690
---------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$24,523,918)                                                         24,523,918
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$1,250,491,480
  which approximates cost for federal income
  tax purposes) (2)--99.97%                                                                       1,250,491,480
Other assets in excess of liabilities--0.03%                                                            426,005
Net Assets (applicable to 1,251,361,302 shares
  of common stock outstanding
  equivalent to $1.00 per share)--100.00%                                                      $  1,250,917,485
---------------------------------------------------------------------------------------------------------------

 (1) Security, or portion thereof, was on loan at June 30, 2004.
 (2) Includes $299,394,680 of investments in securities on loan, at value. @ Interest rates shown are discount rates at date of purchase.
   + Interest rates shown reflect yield at June 30, 2004.
TIPS Treasury Inflation Indexed Securities

                      Weighted average maturity -- 48 days

                 See accompanying notes to financial statements

UBS RMA TAX-FREE FUND INC.

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--97.87%

   ALABAMA--2.11%

$     13,975   Birmingham Refunding, Series A                            A        1.040%       $     13,975,000
      11,265   Mobile Industrial Development
                 Board, Dock and Wharf Revenue
                 Refunding (Holnam, Inc. Project),
                 Series A                                                A        1.050              11,265,000
       8,700   Mobile Industrial Development
                 Board, Dock and Wharf Revenue
                 Refunding (Holnam, Inc. Project),
                 Series B                                                A        1.080               8,700,000
      12,700   Port City Medical Clinic Board
                 Revenue (Infirmary Health Systems),
                 Series A                                                A        1.050              12,700,000
      15,275   University of Alabama Revenue
                 (University Hospital), Series C                         A        1.010              15,275,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     61,915,000
---------------------------------------------------------------------------------------------------------------

   ALASKA--0.93%

       8,100   Valdez Marine Terminal Revenue
                 Refunding (BP Pipelines Inc.
                 Project), Series B                                      A        1.100               8,100,000
      19,170   Valdez Marine Terminal Revenue
                 Refunding (BP Pipelines Inc.
                 Project), Series C                                      A        1.100              19,170,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     27,270,000
---------------------------------------------------------------------------------------------------------------

   ARIZONA--2.12%

      35,000   Apache County Industrial
                 Development Authority (Tucson
                 Electric Power Co.)                                     A        1.060              35,000,000
      11,200   Apache County Industrial
                 Development Authority (Tucson
                 Electric Power Co.), Series B                           A        1.050              11,200,000
       8,000   Apache County Industrial
                 Development Authority (Tucson
                 Electric Power Co.-Springerville Project)               A        1.060               8,000,000
       8,200   Pima County Industrial Development
                 Authority Revenue (Tucson Electric
                 Power Co.-Irvington), Series A                          A        1.050               8,200,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     62,400,000
---------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   CALIFORNIA--1.28%

$     21,200   California State, Series A-2                              A        1.050%       $     21,200,000
       5,800   Los Angeles Water & Power Revenue
                 (Power Systems), Subseries A-7                          A        1.070               5,800,000
      10,472   Santa Clara County-El Camino
                 California District Hospital Facilities
                 Authority Revenue (Aces-Lease-VY
                 Medical Center Project), Series A                       A        1.080              10,472,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     37,472,000
---------------------------------------------------------------------------------------------------------------

   COLORADO--2.53%

      20,000   Colorado Education Loan Program
                 Tax & Revenue Anticipation Notes                    08/09/04     2.000              20,016,631
       3,450   Colorado Educational and Cultural
                 Facilities Authority Revenue (National
                 Jewish Federation Board Program),
                 Series A-1                                              A        1.100               3,450,000
       9,000   Colorado Housing and Finance Authority,
                 Housing Revenue (Multi-Family
                 Class III), Series A-1                                  A        1.060               9,000,000
      25,000   Denver City & County Certificates
                 of Participation Refunding
                 (Wellington E Web-C1)                                   A        1.000              25,000,000
      16,695   East 470 Public Highway Authority Co.
                 Revenue, Vehicle Registration Fee                       A        1.050              16,695,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     74,161,631
---------------------------------------------------------------------------------------------------------------

   DELAWARE--0.27%

       7,900   University of Delaware Revenue, Series B                  A        1.050               7,900,000

   DISTRICT OF COLUMBIA--2.91%

      13,065   District of Columbia (Multi-Modal),
                 Series A                                                A        1.060              13,065,000
       5,000   District of Columbia (Multi-Modal),
                 Series B                                                A        1.060               5,000,000
       5,655   District of Columbia Refunding,
                 Series D                                                A        1.050               5,655,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   DISTRICT OF COLUMBIA--(CONCLUDED)

$     10,000   District of Columbia Revenue
                 (Foundation for Jewish Campus Life)                     A        1.050%       $     10,000,000
      25,000   District of Columbia Revenue
                 (George Washington University),
                 Series B                                                A        1.050              25,000,000
      17,540   District of Columbia Revenue
                 (Pooled Loan Program), Series A                         A        1.080              17,540,000
       9,100   District of Columbia, Series D-1                          A        1.050               9,100,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     85,360,000
---------------------------------------------------------------------------------------------------------------

   FLORIDA--4.27%

       5,750   Alachua County Health Facilities
                 Authority, Health Facilities Revenue
                 (Shands Teaching Hospital), Series A                    A        1.100               5,750,000
       5,890   Dade County Industrial
                 Development Authority (Dolphins
                 Stadium Project), Series B                              A        1.040               5,890,000
       6,980   Florida Housing Finance Agency,
                 Multi-Family Housing Revenue
                 (Housing Lakeside), Series B                            A        1.130               6,980,000
       6,300   Florida Housing Finance Agency
                 (Parrots Landing Project), Series A                     A        1.000               6,300,000
       8,485   Lee County Housing Finance
                 Authority, Multi-Family Housing
                 Revenue Refunding (Forestwood
                 Apartments Project), Series A                           A        1.000               8,485,000
      12,900   Nassau County Pollution
                 Control Revenue (Rayonier Project)                      A        1.040              12,900,000
       5,700   Palm Beach County Housing
                 Finance Authority Revenue Refunding
                 (Cotton Bay Apartments Project),
                 Series D                                                A        1.080               5,700,000
       6,400   Palm Beach County Housing
                 Finance Authority Revenue Refunding
                 (Mahogony Bay Apartments Project),
                 Series C                                                A        1.080               6,400,000
      45,965   Sunshine State Governmental                                        1.040 to
                 Financing Commission Revenue                            A        1.060              45,965,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   FLORIDA--(CONCLUDED)

$      6,000   Titusville Water & Sewer Revenue                      10/01/04     6.200%       $      6,144,857
      14,800   University of South Florida
                 Foundation, Inc.                                        A        1.030              14,800,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    125,314,857
---------------------------------------------------------------------------------------------------------------

   GEORGIA--6.24%

       4,790   Athens-Clarke County Unified
                 Government Development Authority
                 Revenue (UGA Real Estate
                 Funding Project)                                        A        1.080               4,790,000
       8,500   Athens-Clarke County Unified
                 Government Development Authority
                 Revenue (University of Georgia
                 Athletic Association Project)                           A        1.100               8,500,000
       6,000   Atlanta Airport General Revenue
                 Refunding, Series C-3                                   A        1.080               6,000,000
       4,960   Atlanta Development Authority
                 Revenue (Clark University Project),
                 Series A                                                A        1.080               4,960,000
      26,965   Burke County Development
                 Authority Pollution Control Revenue
                 (Oglethorpe Power Corp.), Series A                      A        1.040              26,965,000
      14,300   De Kalb County Housing Authority,
                 Multi-Family Housing Revenue
                 Refunding (Post Walk Project)                           A        1.050              14,300,000
      15,935   De Kalb County Housing Authority,
                 Multi-Family Housing Revenue
                 Refunding (Wood Terrace
                 Apartments Project)                                     A        1.100              15,935,000
       5,030   De Kalb Private Hospital Authority
                 Revenue Anticipation Certificates
                 (ESR Childrens Health), Series B                        A        1.050               5,030,000
      27,600   Fulton County Housing Authority,
                 Multi-Family Housing Revenue
                 Refunding (Spring Creek Crossing)                       A        1.060              27,600,000
      12,655   Georgia Municipal Electric Authority
                 (Project One Subordination)                             A        0.990              12,655,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   GEORGIA--(CONCLUDED)

$     10,000   Georgia Municipal Electric Authority
                 (Project One Subordination), Series D                   A        1.000%       $     10,000,000
      10,400   Gwinnett County Housing Authority,
                 Multi-Family Housing Revenue
                 (Greens Apartments Project)                             A        1.060              10,400,000
       6,000   Gwinnett County Housing Authority,
                 Multi-Family Housing Revenue
                 (Post Chase Project)                                    A        1.050               6,000,000
      13,150   Gwinnett County Housing Authority,
                 Multi-Family Housing Revenue
                 (Post Court Project)                                    A        1.050              13,150,000
       1,000   Monroe County Development Authority
                 Pollution Control Revenue (Oglethorpe
                 Power Corp. Project), Series B                          A        1.100               1,000,000
      16,000   Municipal Electric Authority of Georgia
                 (General Resolution Projects), Series C                 A        1.000              16,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    183,285,000
---------------------------------------------------------------------------------------------------------------

   ILLINOIS--9.27%

      20,000   Chicago Metropolitan Water
                 Reclamation District, Capital
                 Improvement, Series E                                   A        1.020              20,000,000
       7,000   Chicago Metropolitan Water
                 Reclamation District Refunding, Series A                A        1.060               7,000,000
      26,500   Chicago Metropolitan Water
                 Reclamation District Refunding, Series B                A        1.060              26,500,000
      53,050   Chicago O'Hare International
                 Airport Revenue, Series C                               A        1.040              53,050,000
      16,020   Illinois Development Finance Authority,
                 Multi-Family Housing Revenue
                 Refunding (Orleans Illinois Project)                    A        1.080              16,020,000
      11,400   Illinois Development Finance Authority
                 Revenue (Chicago Symphony Orchestra)                    A        1.030              11,400,000
       7,800   Illinois Development Finance Authority
                 Revenue (Evanston Northwestern),
                 Series A                                                A        1.080               7,800,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   ILLINOIS--(CONCLUDED)

$     14,100   Illinois Development Finance Authority
                 Revenue (Francis W. Parker
                 School Project)                                         A        1.040%       $     14,100,000
       3,700   Illinois Educational Facilities Authority
                 Revenue (University of Chicago),
                 Series B                                            07/01/04     4.400               3,700,000
       8,000   Illinois Health Facilities Authority
                 Revenue (Pooled Loan), Series C                         A        1.080               8,000,000
      28,945   Illinois Health Facilities Authority
                 Revenue Refunding
                 (Advocate Health Care), Series B                        A        1.130              28,945,000
      24,685   Illinois Health Facilities Authority
                 Revenue (University of Chicago
                 Hospital Project), Series C                             A        1.080              24,685,000
      50,900   Illinois Toll & Highway Authority                         A        1.050              50,900,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    272,100,000
---------------------------------------------------------------------------------------------------------------

   INDIANA--3.85%

       8,200   Indiana Educational Facilities
                 Authority Revenue
                 (University of Notre Dame)                              A        1.000               8,200,000
      12,220   Indiana Health Facility Financing
                 Authority Hospital Revenue
                 (Aces Deaconess Hospital, Inc.)                         A        1.080              12,220,000
      14,215   Indiana Health Facility Financing
                 Authority Hospital Revenue
                 (Aces Rehabilitation Hospital)                          A        1.080              14,215,000
       8,000   Indiana Health Facility Financing
                 Authority Revenue (Ascension Health
                 Credit Group), Series A-2                               A        1.730               8,000,000
      31,200   Indiana Health Facility Financing
                 Authority Revenue (Ascension Health
                 Credit Group), Series B                                 A        1.020              31,200,000
       9,640   Indianapolis Local Public Improvement
                 Bond Bank Notes, Series F-2                             A        1.050               9,640,000
      29,500   St. Joseph County Educational Facilities
                 Revenue (University of Notre Dame)                      A        0.920              29,500,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    112,975,000
---------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   IOWA--0.62%

$     18,100   Iowa Higher Education Loan Authority
                 Revenue (Aces Education Loan
                 Private College)                                        A        1.080%       $     18,100,000

   KANSAS--0.82%

      10,115   Lawrence Temporary Notes,
                 Series I                                            10/01/04     2.250              10,142,624
      14,000   Lawrence Temporary Notes,
                 Series 2003-II                                      10/01/04     2.000              14,030,768
---------------------------------------------------------------------------------------------------------------
                                                                                                     24,173,392
---------------------------------------------------------------------------------------------------------------

   KENTUCKY--0.60%

      10,740   Breckinridge County Lease Program
                 Revenue (Kentucky Association Counties
                 Leasing Trust), Series A                                A        1.100              10,740,000
       7,000   Lexington-Fayette Urban County
                 Government Educational Facilities
                 Revenue (Sayre School)                                  A        1.090               7,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     17,740,000
---------------------------------------------------------------------------------------------------------------

   LOUISIANA--1.05%

      14,640   Louisiana Public Facilities Authority
                 Revenue (College and University
                 Equipment and Capital), Series A                        A        1.060              14,640,000
      16,100   South Louisiana Port Commission
                 Marine Terminal Facilities Revenue
                 (Occidental Petroleum)                                  A        1.050              16,100,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     30,740,000
---------------------------------------------------------------------------------------------------------------

   MARYLAND--3.63%

      18,150   Baltimore Industrial Development
                 Authority (Baltimore Capital Acquistion)                A        1.050              18,150,000
      28,900   Maryland Health & Higher Educational
                 Facilities Authority
                 (Pooled Loan Program), Series A                         A        1.020              28,900,000
      43,575   Maryland Health & Higher Educational
                 Facilities Authority
                 (Pooled Loan Program), Series B                         A        1.080              43,575,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MARYLAND--(CONCLUDED)

$     15,915   Maryland Health & Higher Educational
                 Facilities Authority
                 (Pooled Loan Program), Series D                         A        1.080%       $     15,915,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    106,540,000
---------------------------------------------------------------------------------------------------------------

   MASSACHUSETTS--9.43%

      32,999   Ashburnham & Westminister
                 Regional School District Bond
                 Anticipation Notes                                  06/17/05     3.000              33,407,575
      10,400   Boston Water & Sewer Commission
                 Revenue, Series A                                       A        1.020              10,400,000
       4,100   Danvers Bond Anticipation Notes                       03/18/05     1.750               4,107,070
       8,000   Dedham Bond Anticipation Notes                        06/01/05     3.000               8,100,225
      10,000   Massachusetts Health &
                 Educational Facilities Authority
                 Revenue (Massachusetts Institute of
                 Technology), Series J-2                                 A        0.990              10,000,000
      15,510   Massachusetts Health &
                 Educational Facilities Authority
                 Revenue (Partners Healthcare System),
                 Series P-1                                              A        1.040              15,510,000
      14,650   Massachusetts Health &
                 Educational Facilities Authority
                 Revenue (Partners Healthcare
                 System), Series P-2                                     A        1.020              14,650,000
       4,400   Massachusetts Health &
                 Educational Facilities Authority
                 Revenue (Wellesley College), Series G                   A        1.000               4,400,000
      25,050   Massachusetts Water Resources
                 Authority Refunding
                 (General Multi-Modal), Series B                         A        1.040              25,050,000
      44,150   Massachusetts Water Resources
                 Authority Refunding
                 (General Multi-Modal), Series C                         A        1.040              44,150,000
      25,000   Massachusetts Water Resources
                 Authority Refunding
                 (General Multi-Modal), Series D                         A        1.040              25,000,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MASSACHUSETTS--(CONCLUDED)

$      4,000   North Andover Bond
                 Anticipation Notes                                  07/06/05     3.000%       $      4,051,800
      37,800   Route 3 North Transport Improvement
                 Associates Lease Revenue
                 (Demand Obligation Bond), Series B                      A        1.050              37,800,000
      10,000   Watertown Bond Anticipation Notes                     11/12/04     2.000              10,030,363
       8,745   Wayland Bond Anticipation Notes                       11/18/04     2.000               8,772,420
      21,300   Webster Bond Anticipation Notes                       01/28/05     2.000              21,409,888
---------------------------------------------------------------------------------------------------------------
                                                                                                    276,839,341
---------------------------------------------------------------------------------------------------------------

   MICHIGAN--1.03%

       8,200   Michigan State Grant Anticipation
                 Notes, Series B                                         A        1.070               8,200,000
      16,800   Michigan Housing Development
                 Authority, Series 2000-A                                A        1.060              16,800,000
       5,400   Northville Township Economic
                 Development Corp. Ltd., Obligation
                 Revenue (Thrifty Northville, Inc. Project)              A        1.080               5,400,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     30,400,000
---------------------------------------------------------------------------------------------------------------

   MINNESOTA--0.84%

       6,675   Minneapolis & St. Paul
                 Housing & Redevelopment Authority,
                 Health Care Systems (Children's
                 Health Care), Series B                                  A        1.080               6,675,000
      18,000   Minneapolis Special School
                 District No. 001 AID Anticipation
                 Certificates, Series B                              08/06/04     1.750              18,013,464
---------------------------------------------------------------------------------------------------------------
                                                                                                     24,688,464
---------------------------------------------------------------------------------------------------------------

   MISSISSIPPI--0.46%

      13,400   Harrison County Pollution Control
                 Revenue (DuPont)                                        A        1.080              13,400,000

   MISSOURI--1.52%

      13,600   Missouri Health & Educational
                 Facilities Authority Revenue
                 (Assemblies of God College)                             A        1.080              13,600,000
      13,676   Missouri Health & Educational
                 Facilities Authority Revenue
                 (Barnes Hospital Project)                               A        1.040              13,676,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   MISSOURI--(CONCLUDED)

$     11,900   Missouri Health & Educational
                 Facilities Authority Revenue
                 (Washington University), Series A                       A        1.100%       $     11,900,000
       5,570   St. Charles County Industrial
                 Development Authority Revenue
                 Refunding (Casalon Apartments Project)                  A        1.070               5,570,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     44,746,000
---------------------------------------------------------------------------------------------------------------

   NEBRASKA--0.38%

      11,100   Nebraska Help Increase Revenue
                 (Multi-Modal), Series E                                 A        1.100              11,100,000

   NEVADA--1.86%

      20,000   Clark County Airport Improvement
                 Revenue Refunding, Series A                             A        1.060              20,000,000
      34,605   Clark County Airport Improvement
                 Revenue (Sub Lien), Series A-1                          A        1.050              34,605,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     54,605,000
---------------------------------------------------------------------------------------------------------------

   NEW HAMPSHIRE--1.71%

      17,000   Merrimack County New Hampshire
                 Tax Anticipation Notes                              12/28/04     2.000              17,057,892
      13,800   New Hampshire Business Finance
                 Authority Resource Recovery Revenue
                 (Wheelabrator), Series A                                A        1.050              13,800,000
      13,515   New Hampshire Health and Educational
                 Facilities Authority Revenue (Exeter
                 Hospital Obligation Group), Series B                    A        1.080              13,515,000
       5,855   New Hampshire Higher Educational &
                 Health Facilities Authority Revenue
                 (Mary Hitchcock), Series 85-H                           A        1.040               5,855,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     50,227,892
---------------------------------------------------------------------------------------------------------------

   NEW JERSEY--0.95%

      12,997   Edison Township Bond
                 Anticipation Notes                                  06/22/05     3.000              13,159,006
       5,800   Haddonfield Bond
                 Anticipation Notes                                  02/25/05     2.750               5,846,544

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   NEW JERSEY--(CONCLUDED)

$      9,000   Sussex County Bond
                 Anticipation Notes                                  11/12/04     2.000%       $      9,025,651
---------------------------------------------------------------------------------------------------------------
                                                                                                     28,031,201
---------------------------------------------------------------------------------------------------------------

   NEW MEXICO--0.76%

      17,000   Albuquerque Airport Revenue
                 Refunding (Sub Lien)                                    A        1.050              17,000,000
       5,465   University of New Mexico,
                 University Revenue                                      A        1.050               5,465,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     22,465,000
---------------------------------------------------------------------------------------------------------------

   NEW YORK--0.34%

      10,000   Ithaca Bond Anticipation Notes                        08/06/04     1.500              10,002,372

   NORTH CAROLINA--3.84%

       9,800   Charlotte Certificates of Participation
                 (Government Facilities Authority), Series F             A        1.030               9,800,000
      20,700   Concord Utilities Systems Revenue
                 Refunding, Series B                                     A        1.050              20,700,000
      10,300   Fayetteville Public Works Commission
                 Revenue Refunding, Series A                             A        1.070              10,300,000
      11,760   North Carolina Educational Facility
                 Finance Agency Revenue (Elon College)                   A        1.070              11,760,000
       6,530   North Carolina Educational Facility
                 Finance Agency Revenue
                 (Providence Day)                                        A        1.080               6,530,000
      21,600   North Carolina Medical Care Community
                 Hospital Revenue (Aces-Pooled
                 Equipment Financing Project)                            A        1.040              21,600,000
      10,000   North Carolina Public Improvement
                 Bond, Series F                                          A        1.010              10,000,000
      15,000   North Carolina Refunding,
                 Series B                                                A        1.050              15,000,000
       7,200   North Carolina State University
                 Raleigh Revenue (Centennial Campus),
                 Series A                                                A        1.010               7,200,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    112,890,000
---------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   OHIO--5.03%

$     18,900   Columbus Sewer Revenue Refunding                          A        1.080%       $     18,900,000
      27,860   Franklin County Hospital Revenue
                 Refunding (U.S. Health Corp.), Series A                 A        1.070              27,860,000
      10,600   Franklin County Hospital Revenue
                 Subordinated (Doctors Ohio Health),
                 Series B                                                A        1.080              10,600,000
       7,925   Grove City Infrastructure
                 Construction Notes                                  06/23/05     3.000               8,018,636
      11,500   Madeira School District Bond
                 Anticipation Notes                                  10/12/04     1.750              11,520,214
       7,240   Mahoning County Housing Revenue
                 (Youngstown State University Project)                   A        1.030               7,240,000
      14,200   Ohio Air Quality Development
                 Authority Revenue Refunding
                 (Ohio Edison Project), Series A                         A        1.040              14,200,000
       7,000   Ohio Higher Education Facilities
                 Revenue (Case Western Reserve Project),
                 Series A                                                A        1.080               7,000,000
      29,900   Ohio Water Development
                 Authority Revenue Refunding (Water
                 Development Project)                                    A        1.040              29,900,000
      12,300   Springboro Community City
                 School District Bond Anticipation Notes             10/12/04     1.750              12,321,603
---------------------------------------------------------------------------------------------------------------
                                                                                                    147,560,453
---------------------------------------------------------------------------------------------------------------

   OKLAHOMA--0.65%

      19,020   Tulsa County Industrial Authority
                 Revenue (Montercau), Series A                           A        1.100              19,020,000

   OREGON--0.23%

       6,700   Portland Multi-Family Revenue
                 (South Park Block Project), Series A                    A        1.070               6,700,000

   PENNSYLVANIA--4.77%

      14,585   Delaware County Authority Hospital
                 Revenue (Crozer-Chester
                 Medical Center)                                         A        1.090              14,585,000
      45,450   Delaware Valley Regional Finance
                 Authority (Local Government Revenue)                    A        1.080              45,450,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   PENNSYLVANIA--(CONCLUDED)

$     15,200   Pennsylvania Higher Educational
                 Facilities Authority Revenue (University
                 of Pittsburgh Health Services), Series B                A        1.060%       $     15,200,000
      10,000   Pennsylvania Higher Educational
                 Facilities Authority Revenue (University
                 of Pittsburgh Health Services), Series C                A        1.060              10,000,000
       9,600   Philadelphia Authority for Industrial
                 Development Revenue (Regional
                 Performing Arts Center Project)                         A        1.040               9,600,000
          50   Philadelphia Hospital & Higher
                 Education Facilities Authority Revenue
                 (Children's Hospital Project), Series A                 A        1.090                  50,000
      11,470   Philadelphia Hospital & Higher
                 Education Health Systems,
                 (Jefferson Health Project), Series B                    A        1.080              11,470,000
      19,200   University of Pittsburgh of the
                 Commonwealth Systems of Higher
                 Education (University Capital Project),
                 Series A                                                A        1.060              19,200,000
      14,510   York General Authority Revenue
                 (Pooled Financing Subordinated),
                 Series B                                                A        1.090              14,510,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    140,065,000
---------------------------------------------------------------------------------------------------------------

   SOUTH CAROLINA--4.20%

      28,000   Chesterfield County School District
                 Bond Anticipation Notes                             09/24/04     2.000              28,057,874
       3,715   Lexington & Richland Counties
                 South Carolina School District No. 005              03/01/05     2.500               3,738,923
      10,000   Piedmont Municipal Power Agency,
                 South Carolina Electric Revenue
                 Refunding, Series A                                     A        0.990              10,000,000
      10,000   Piedmont Municipal Power Agency,
                 South Carolina Electric Revenue
                 Refunding, Series B                                     A        0.990              10,000,000
      11,600   Piedmont Municipal Power Agency,
                 South Carolina Electric Revenue
                 Refunding, Series D                                     A        1.040              11,600,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   SOUTH CAROLINA--(CONTINUED)

$     10,000   Rock Hill Utility Systems Revenue,
                 Series B                                                A        0.950%       $     10,000,000
      19,380   South Carolina Jobs-Economic
                 Development Authority (Coastal
                 Carolina University Project), Series A                  A        1.090              19,380,000
      12,730   South Carolina Jobs-Economic
                 Development Authority, Hospital
                 Facilities Revenue (Orangeburg
                 Medical Center)                                         A        1.050              12,730,000
      17,700   University of South Carolina
                 University Revenue, Bond
                 Anticipation Notes                                  07/24/04     1.750              17,708,277
---------------------------------------------------------------------------------------------------------------
                                                                                                    123,215,074
---------------------------------------------------------------------------------------------------------------

   TENNESSEE--2.17%

       1,500   Clarksville Public Building
                 Authority Revenue (Pooled Financing,
                 Tennessee Municipal Bond Fund)                          A        1.100               1,500,000
       5,000   Metropolitan Government Nashville &
                 Davidson County, Health & Educational
                 Facilities Board Revenue (Ascension
                 Health Credit Group), Series B-1                        A        1.000               5,000,000
       4,000   Metropolitan Government Nashville &
                 Davidson County, Health & Educational
                 Facilities Board Revenue (Ascension
                 Health Credit Group), Series B-2                        A        1.200               4,000,000
       9,635   Metropolitan Government Nashville &
                 Davidson County, Health & Educational
                 Facilities Board Revenue
                 (Vanderbilt University)                                 A        1.060               9,635,000
      14,505   Metropolitan Government Nashville &
                 Davidson County, Industrial
                 Development Refunding
                 (David Lipscomb University Project)                     A        1.050              14,505,000
       6,615   Montgomery County Public Building
                 Authority Revenue, Financing
                 Government Obligation (Pooled Loan)                     A        1.080               6,615,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   TENNESSEE--(CONCLUDED)

$      1,165   Montgomery County Public Building
                 Authority Revenue, Financing Revenue
                 (Pooled Loan)                                           A        1.100%       $      1,165,000
       6,720   Shelby County, Series A                                   A        1.050               6,720,000
       5,300   Signal Mountain Health Educational &
                 Housing Facilities Board Revenue
                 Refunding (Alexian Village)                             A        1.040               5,300,000
       9,150   Tusculum Health Educational & Housing
                 Board, Educational Facilities Revenue
                 (Tusculum College Project)                              A        1.050               9,150,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     63,590,000
---------------------------------------------------------------------------------------------------------------

   TEXAS--5.17%

      12,800   Georgetown Higher Education Finance
                 Corp. (Southwestern University)                         A        1.050              12,800,000
       7,050   Tarrant County Housing Finance
                 Corp. Revenue Refunding (Multi-Family
                 Housing Apartments Project)                             A        1.160               7,050,000
       6,180   Texas State (Veterans Housing
                 Assistance), Fund I                                     A        1.050               6,180,000
      87,000   Texas Tax & Revenue
                 Anticipation Notes                                  08/31/04     2.000              87,124,282
      13,500   Texas Turnpike Authority Central
                 Texas Turnpike System Revenue,
                 First Tier, Series B                                    A        1.050              13,500,000
      25,000   University of Houston University
                 Revenue Construction Systems                        01/20/05     2.000              25,088,929
---------------------------------------------------------------------------------------------------------------
                                                                                                    151,743,211
---------------------------------------------------------------------------------------------------------------

   UTAH--0.68%

       4,650   Salt Lake County Tax & Revenue
                 Anticipation Notes                                  12/30/04     2.500               4,676,366
      15,300   Utah Building Ownership Authority
                 Lease Revenue (State Facilities Master
                 Lease Program), Series C                                A        1.060              15,300,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     19,976,366
---------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

   VIRGINIA--2.02%

$     11,545   Fairfax County Economic Development
                 Authority Revenue (Smithsonian
                 Institution), Series A                                  A        1.030%       $     11,545,000
      37,040   Loudoun County Industrial
                 Development Authority Revenue
                 (Falcons Landing Project)                               A        1.080              37,040,000
       7,000   Norfolk Industrial Development
                 Authority Revenue (Hospital Facilities
                 Childrens Project)                                      A        1.080               7,000,000
       3,700   Roanoke Industrial Development
                 Authority Hospital Revenue (Carilion
                 Health System), Series D                                A        1.080               3,700,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     59,285,000
---------------------------------------------------------------------------------------------------------------

   WASHINGTON--5.30%

      23,000   Energy Northwest Washington Electric
                 Revenue Refunding (Project No. 3),
                 Series D-3-1                                            A        1.070              23,000,000
      13,000   Energy Northwest Washington Electric
                 Revenue Refunding (Project No. 3),
                 Series D-3-2                                            A        1.040              13,000,000
      22,200   King County Sewer
                 Revenue (Junior Lien), Series B                         A        1.060              22,200,000
       5,100   Port of Vancouver                                         A        1.050               5,100,000
       9,000   Seattle Municipal Light &
                 Power Revenue                                           A        1.010               9,000,000
      35,370   Snohomish County Public Utility
                 District No. 001 Electric Revenue
                 Refunding (Generation Systems),
                 Series A                                                A        1.070              35,370,000
      10,000   Tulalip Tribes of The Tulalip Reservation
                 Special Revenue Refunding                               A        1.130              10,000,000
      23,960   Washington Public Power Supply
                 Systems Nuclear Project No. 1 Revenue
                 Refunding, Series 1A-2                                  A        1.070              23,960,000
      13,970   Washington Public Power Supply
                 Systems Nuclear Project No. 3 Electric
                 Revenue Refunding, Series 3A                            A        1.050              13,970,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    155,600,000
---------------------------------------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

   WISCONSIN--2.03%

$      7,125   Northland Pines School
                 District Bond Anticipation Notes                    11/11/04     1.550%       $      7,133,292
      21,900   Racine Union School
                 District Tax & Revenue Anticipation
                 Promisory Notes                                     07/13/04     1.400              21,902,383
       3,230   Sun Prairie Area School
                 District Bond Anticipation Notes                    10/06/04     1.600               3,233,578
       7,400   Sun Prairie Area School
                 District Tax & Revenue Anticipation
                 Promisory Notes                                     09/10/04     1.300               7,400,478
      10,000   Wisconsin Center District Wisconsin
                 Tax Revenue, Series A                                   A        1.050              10,000,000
      10,000   Wisconsin Health & Education
                 Facilities Authority Revenue
                 (Wheaton Franciscian Services)                          A        1.080              10,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     59,669,731
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$2,873,266,985)                                            2,873,266,985
---------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--4.09%

   ARIZONA--0.65%

      19,000   City of Phoenix, Civic Improvement                    07/23/04 to  0.980 to
                 Corp. Water System Revenue                          02/11/05     1.450              19,000,000

   GEORGIA--0.22%

       6,500   Burke County Development Authority
                 Pollution Control (Oglethorpe
                 Power Corp.)                                        10/15/04     1.170               6,500,000

   ILLINOIS--0.34%

      10,000   Illinois Educational Facilities Authority
                 Revenue (Field Museum)                              07/08/04     1.050              10,000,000

   NEVADA--0.28%

       8,300   Clark County Regional Flood Control                   10/22/04     1.170               8,300,000

   NORTH CAROLINA--0.51%

      15,000   Union County                                          09/14/04     1.250              15,000,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

   PUERTO RICO--1.92%

$     56,432   Government Development Bank of                       08/10/04 to   0.960 to
                 Puerto Rico                                         10/14/04     1.230%       $     56,432,000

   TEXAS--0.17%

       4,876   Dallas Waterworks and Sewer System,
                 Series B                                            09/30/04     1.140               4,876,000
---------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$120,108,000)                                                                              120,108,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,993,374,985) which
  approximates cost for Federal income tax purposes--101.96%                                      2,993,374,985
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.96)%                                                      (57,438,679)
Net Assets (applicable to 2,936,671,545 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                    $  2,935,936,306
---------------------------------------------------------------------------------------------------------------

A Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2004, and reset periodically.

                      Weighted average maturity -- 32 days

                 See accompanying notes to financial statements

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.90%

$      8,000   California Department of
                 Veteran Affairs Home Purchase,
                 Subseries A-2                                           A        1.070%       $      8,000,000
      10,000   California Department of Water
                 Resources Power Supply Revenue
                 (Putters), Series 344                                   A        1.110              10,000,000
       3,900   California Department of Water
                 Resources Power Supply Revenue,
                 Series B-1                                              A        1.080               3,900,000
       4,400   California Department of Water
                 Resources Power Supply Revenue,
                 Series B-2                                              A        1.120               4,400,000
       3,400   California Department of Water
                 Resources Power Supply Revenue,
                 Series B-3                                              A        1.080               3,400,000
       3,200   California Department of Water
                 Resources Power Supply Revenue,
                 Series B-5                                              A        1.060               3,200,000
       5,000   California Department of Water
                 Resources Power Supply Revenue,
                 Series C-8                                              A        1.060               5,000,000
       5,000   California Department of Water
                 Resources Power Supply Revenue,
                 Series C-14                                             A        1.080               5,000,000
         600   California Economic Recovery,
                 Series C-6                                              A        1.050                 600,000
       2,000  California Economic Recovery,
                 Series C-8                                              A        1.080               2,000,000
       3,250   California Educational Facilities
                 Authority (Educational Achievement),
                 Series A                                                A        1.100               3,250,000
       8,393   California Educational Facilities
                 Authority (Stanford University),
                 Series L                                                A        0.950               8,393,000
      15,725   California Educational Facilities
                 Authority (Stanford University),
                 Series L-8                                              A        0.950              15,725,000
       8,000   California Educational Facilities
                 Authority (Stanford University),
                 Series S-4                                              A        1.000               8,000,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$     10,704   California Health Facilities Financing
                 Authority (Floating Pooled Loan
                 Program), Series B                                      A        1.040%       $     10,704,000
      18,140   California Health Facilities Financing
                 Authority (Hospital Adventist Health                             1.060 to
                 Systems), Series A                                      A        1.080              18,140,000
         100   California Health Facilities Financing
                 Authority (Sutter Health), Series B                     A        1.040                 100,000
      15,500   California Infrastructure & Economic
                 Development Revenue (Buck
                 Institute Age Research)                                 A        1.010              15,500,000
      15,600   California Infrastructure & Economic
                 Development Revenue (Independent
                 Systems Operation Corp. Project),
                 Series B                                                A        1.060              15,600,000
      25,000   California School Cash Reserve
                 Program Authority Pool, Series A                    07/06/04     2.000              25,003,730
       4,700   California, Series A-3                                    A        1.060               4,700,000
       5,000   California, Series C-1                                    A        1.080               5,000,000
      10,000   California Statewide Communities
                 Development Authority (Biola
                 University), Series B                                   A        1.060              10,000,000
         700   California Statewide Communities
                 Development Authority (Concordia
                 University Irvine Project), Series A                    A        1.070                 700,000
      10,000   California Statewide Communities
                 Development Authority (Kaiser
                 Permanente), Series E                                   A        1.080              10,000,000
       3,400   California Statewide Communities
                 Development Authority (Kaiser
                 Permanente), Series M                                   A        1.150               3,400,000
      22,015   California Transit Financing Authority                    A        1.040              22,015,000
      10,210   Alameda Contra Costa Schools
                 Financing Authority Certificates of
                 Participation (Capital Improvement
                 Financing Projects), Series A                           A        1.090              10,210,000
       8,000   Bay Area Toll Authority Toll Board
                 (San Francisco Bay Area), Series C                      A        1.060               8,000,000
      14,300   Butte County Board of Education
                 Tax and Revenue Anticipation Notes                  09/24/04     2.000              14,324,040

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      9,500  Daly City Housing Finance Agency
                 Multi-Family Revenue Refunding
                 (Serramonte Del Ray), Series A                          A        1.060%       $      9,500,000
       8,715   East Bay Municipal Utility District
                 Water Systems Revenue, Subseries A                      A        1.040               8,715,000
      11,000   Fresno Multi-Family Housing Revenue
                 Refunding (Heron Pointe Apartments),
                 Series A                                                A        1.060              11,000,000
      14,545   Golden Empire Schools Financing
                 Authority (Kern High School District
                 Project), Series A                                      A        1.030              14,545,000
      10,431   Irvine Improvement Bond Act 1915
                 Limited Obligation (Assessment
                 District 85-7-1)                                        A        1.030              10,431,000
      10,000   Livermore Certificates of
                 Participation (Refunding and Capital
                 Projects)                                               A        1.060              10,000,000
       8,100   Los Angeles Community
                 Redevelopment Agency Multi-Family
                 Housing Revenue (Skyline at
                 Southpark Phase II)                                     A        1.070               8,100,000
      10,600   Los Angeles Community
                 Redevelopment Agency Refunding
                 (Promenade Towers Project)                              A        1.070              10,600,000
       7,000   Los Angeles County Schools
                 Transport (Pooled Financing
                 Program Certificates of Participation),
                 Series A                                            06/30/05     3.500               7,129,780
      12,600   Los Angeles County Transport
                 Commission Sales Tax and Revenue,
                 Series A                                                A        1.040              12,600,000
      12,800   Los Angeles Multi-Family Housing
                 Revenue (Museum Terrace
                 Apartments), Series H                                   A        1.060              12,800,000
      14,000   Los Angeles Unified School District
                 Certificates of Participation (Land
                 Acquisition Program), Series D                          A        1.060              14,000,000
      10,000   Los Angeles Water and Power
                 Revenue, Subseries A-1                                  A        1.070              10,000,000
       9,900   Los Angeles Water and Power
                 Revenue, Subseries A-5                                  A        1.070               9,900,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$     16,650  Los Angeles Water and Power
                 Revenue, Subseries B-3                                  A        1.090%       $     16,650,000
      15,000   Metropolitan Water District Southern
                 California Waterworks Revenue,
                 Series A-1                                              A        1.070              15,000,000
      10,000   Metropolitan Water District Southern
                 California Waterworks Revenue,
                 Series B-1                                              A        1.070              10,000,000
      10,000   Metropolitan Water District Southern
                 California Waterworks Revenue,
                 Series B-2                                              A        1.070              10,000,000
       9,700   Metropolitan Water District Southern
                 California Waterworks Revenue,
                 Series B-4                                              A        1.040               9,700,000
       3,500   Milpitas Unified School District Tax
                 and Revenue Anticipation Notes                      06/30/05     3.000               3,545,640
       6,795   Moorpark Industrial Development
                 Authority (Fred Kavli and
                 Kavlico Corp.)                                          A        1.060               6,795,000
       4,000   Newport Beach Revenue (Hoag
                 Memorial Hospital), Series A                            A        1.090               4,000,000
      10,000   Northern California Power Agency
                 Revenue Refunding (Hydroelectric
                 No 1-A)                                                 A        1.040              10,000,000
      15,100   Oakland Alameda County Coliseum
                 Authority Lease Revenue                                 A        1.040              15,100,000
      12,000   Oakland Alameda County Coliseum
                 Authority Lease Revenue (Coliseum
                 Project), Series C-2                                    A        1.030              12,000,000
       5,355   Oakland Joint Powers Financing
                 (Fruitvale Transit Village), Series A               07/01/04     3.125               5,355,000
       6,990   Orange County Apartment
                 Development Revenue (Niguel
                 Village), Series AA                                     A        1.050               6,990,000
       6,340   Orange County Apartment
                 Development Revenue (Niguel
                 Village), Series U                                      A        1.020               6,340,000
      11,700   Orange County Apartment
                 Development Revenue (Villas La-Paz),
                 Series F                                                A        1.060              11,700,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      7,000   Oxnard School District Tax & Revenue
                 Anticipation Notes                                  07/23/04     2.000%       $      7,004,291
       7,300   Pasadena Certificates of Participation
                 (Rose Bowl Imports Project)                             A        1.050               7,300,000
       8,700   Roseville Electric Systems Revenue
                 Certificates of Participation                           A        1.050               8,700,000
      10,000   San Bernardino County Certificates
                 of Participation (County Center
                 Refinancing Project)                                    A        1.070              10,000,000
       5,000   San Bernardino County Certificates
                 of Participation (Medical Center
                 Financing Project)                                      A        1.020               5,000,000
       4,800   San Bernardino County Multi-Family
                 Revenue Bonds (WLP Mountain View
                 Apartments), Series A                                   A        1.070               4,800,000
       8,700   San Francisco City and County
                 Redevelopment Agency Multi-Family
                 Housing Revenue (St. Francis Project),
                 Series A                                                A        1.080               8,700,000
       4,000   San Francisco City and County
                 Redevelopment Agency Revenue
                 (Community Facilities District No. 4)                   A        1.100               4,000,000
      10,000   San Jose Redevelopment Agency
                 Revenue (Merged Area
                 Redevelopment Project), Series A                        A        1.040              10,000,000
      13,540   San Jose Redevelopment Agency
                 Revenue (Merged Area
                 Redevelopment Project), Series B                        A        1.030              13,540,000
      13,000   San Jose-Santa Clara Water Financing
                 Authority Sewer Revenue, Series B                       A        1.040              13,000,000
       6,500   San Leandro Unified School District
                 Tax and Revenue Anticipation Notes                  07/12/05     3.000               6,586,060
      12,450   Santa Clara County El Camino
                 Hospital District (Hospital Facilities
                 Authority Revenue), Series B                            A        1.080              12,450,000
      10,000   Santa Clara Financing Authority
                 (VMC Facility Replacement-Project B)                    A        1.020              10,000,000
      15,050   Simi Valley Multi-Family Housing
                 Revenue Refunding (Lincoln
                 Wood Ranch)                                             A        1.070              15,050,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$      5,300   South Placer Wastewater Authority
                 California Wastewater Revenue,
                 Series B                                                A        1.050%       $      5,300,000
      19,100   Southern California Public Power
                 Authority Power Project Revenue
                 Refunding (Subordinated Palo Verde
                 Project), Series B                                      A        1.040              19,100,000
       3,500   Stockton Revenue Certificates of
                 Participation (Wastewater Treatment
                 Plant Exploration), Series A                        09/01/04     6.800               3,603,194
       4,700   Tahoe Truckee California Union
                 School District Tax and Revenue
                 Anticipation Notes                                  10/10/04     2.000               4,712,321
       5,400   University of California Revenue                          A        1.090               5,400,000
      10,000   Puerto Rico Commonwealth Tax and
                 Revenue Anticipation Notes                          07/30/04     2.000              10,007,877
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$731,014,933)                                                731,014,933
---------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--3.20%

       3,500   California Statewide Communities
                 Development Authority
                 (Kaiser Permanente)                                 07/09/04     1.040               3,500,000
      20,174   Puerto Rico Commonwealth                              08/11/04 to  0.950 to
                 Government Development Bank                         10/08/04     1.170              20,174,000
---------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$23,674,000)                                                                                23,674,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$754,688,933 which
  approximates cost for federal income
  tax purposes)--102.10%                                                                            754,688,933
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.10)%                                                      (15,555,931)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 739,546,133 shares of
  beneficial interest equivalent to $1.00
  per share)--100.00%                                                                          $    739,133,002
---------------------------------------------------------------------------------------------------------------

A--Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2004 and reset periodically.

                      Weighted average maturity -- 20 days

                 See accompanying notes to financial statements

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--93.22%

$      1,250   New York State Dormitory Authority
                 Revenue (Columbia University),
                 Series A-2                                          06/08/05     1.600%       $      1,250,000
      22,185   New York State Dormitory Authority
                 Revenue (Cornell University),                                    1.040 to
                 Series B                                                A        1.080              22,185,000
       2,500   New York State Dormitory Authority
                 Revenue (Mental Health Services),
                 SubSeries D-2A                                          A        1.060               2,500,000
       8,027   New York State Dormitory Authority
                 Revenue (Metropolitan
                 Museum of Art)                                          A        1.010               8,027,000
       3,300   New York State Dormitory Authority
                 Revenue (Oxford University
                 Press, Inc.)                                            A        1.020               3,300,000
      12,900   New York State Dormitory Authority
                 Revenue (Wagner College)                                A        1.030              12,900,000
      22,150   New York State Energy Research &
                 Development Authority Pollution
                 Control Revenue (Orange &
                 Rockland Project), Series A                             A        1.040              22,150,000
      19,700   New York State Housing Finance
                 Agency (Normandie Court I Project)                      A        1.030              19,700,000
       5,000   New York State Housing Finance
                 Agency Service Contract Revenue,
                 Series I                                                A        1.030               5,000,000
       7,800   New York State Local Government
                 Assistance Corp., Series B                              A        1.010               7,800,000
       7,000   New York State Local Government
                 Assistance Corp., Series D                              A        1.000               7,000,000
      10,465   New York State Local Government
                 Assistance Corp., Series G                              A        1.040              10,465,000
       5,900   New York State Thruway Authority
                 General Revenue, Series C                           01/01/05     6.000               6,125,490
       3,335   Albany Revenue Anticipation Notes                     01/31/05     3.000               3,364,334
       3,300   Babylon General Obligation Bond                           A        1.040               3,300,000
       4,300   Clarence Central School District
                 Tax Anticipation Notes                              06/30/05     3.000               4,356,072
       6,550   Erie County Water Authority                               A        1.040               6,550,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      2,734   Fayetteville-Manlius New York
                 Central School District Bond
                 Anticipation Notes                                  12/23/04     2.000%       $      2,744,026
       4,500   Fayetteville-Manlius New York
                 Central School District Tax
                 Anticipation Notes                                  06/24/05     3.000               4,553,331
       7,690   Freeport Bond Anticipation
                 Notes, Series C                                     07/28/04     1.750               7,693,801
       2,615   Great Neck North Water Authority
                 Systems Revenue, Series-A                               A        1.040               2,615,000
       2,409   Guilderland Center School District
                 Bond Anticipation Notes                             07/08/04     1.500               2,409,762
       7,252   Ithaca Bond Anticipation Notes                        08/06/04     1.500               7,253,650
       5,000   Jay Street Development Corp.
                 New York City Facility Lease
                 Revenue (Jay Street Project),
                 Series A-1                                              A        1.070               5,000,000
      22,300   Jay Street Development Corp.
                 New York City Facility Lease
                 Revenue (Jay Street Project),
                 Series A-3                                              A        1.070              22,300,000
       7,000   Long Island Power Authority Electric
                 Systems Revenue, Series D                               A        1.030               7,000,000
       9,000   Long Island Power Authority Electric
                 Systems Revenue, Series G                               A        1.050               9,000,000
      10,200   Long Island Power Authority Electric
                 Systems Revenue, Subseries 3-B                          A        1.080              10,200,000
       2,000   Merrick Union Free School District
                 Tax Anticipation Notes                              06/23/05     3.000               2,023,560
      15,000   Metropolitan Transportation
                 Authority, Series D-1                                   A        1.060              15,000,000
       6,300   Metropolitan Transportation
                 Authority, Series D-2                                   A        1.060               6,300,000
       5,000   Metropolitan Transportation
                 Authority, Subseries A-2                                A        1.100               5,000,000
       1,500   Mineola Union Free School District
                 Bond Anticipation Notes                             09/14/04     2.000               1,502,702
       5,080   Nassau County Interim Finance
                 Authority, Series A                                     A        1.030               5,080,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$     19,500   New York City Housing Development
                 Corp. Multi-Family Rental Housing
                 (63 Wall Street), Series A                              A        1.040%       $     19,500,000
       6,000   New York City Housing Development
                 Corp. Multi-Family Rental Housing
                 (90 West Street), Series A                              A        1.030               6,000,000
      15,700   New York City Housing Development
                 Corp. Multi-Family Rental Housing
                 (Parkgate Development), Series A                        A        1.010              15,700,000
       6,500   New York City Housing Development
                 Corp. Multi-Family Rental Housing
                 (Queenswood Apartments),
                 Series A                                                A        1.000               6,500,000
       3,350   New York City Industrial Development
                 Agency Civic Facility Revenue
                 (Church of Heavenly Rest)                               A        1.060               3,350,000
       6,600   New York City Industrial Development
                 Agency Civic Facility Revenue
                 (Lycee Francais de New York
                 Project), Series B                                      A        1.080               6,600,000
       6,925   New York City Industrial Development
                 Agency Civic Facility Revenue
                 (MSMC Realty Corp. Project)                             A        1.010               6,925,000
      12,100   New York City Municipal Water Finance
                 Authority Water & Sewer Systems
                 Revenue, Series A                                       A        1.080              12,100,000
       7,100   New York City Trust for Cultural
                 Resources Revenue (American
                 Museum of Natural History),
                 Series A                                                A        1.040               7,100,000
       5,515   New York City Trust for Cultural
                 Resources Revenue (Asia Society)                        A        1.050               5,515,000
       6,320   New York City Trust for Cultural
                 Resources Revenue (Carnegie Hall)                       A        0.970               6,320,000
       1,900   New York City, Series B,
                 Subseries B-6                                           A        1.050               1,900,000
       9,110   New York City, Series B-2,
                 Subseries B-5                                           A        1.050               9,110,000
       8,200   New York City, Series H,
                 Subseries H-2                                           A        1.080               8,200,000
         800   New York City, Subseries A-6                              A        1.080                 800,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$     13,170   New York City, Subseries E-5                              A        1.080%       $     13,170,000
       4,000   New York City, Subseries H-1                              A        1.080               4,000,000
       4,500   New York City, Subseries H-2                              A        1.070               4,500,000
       4,100   Niagara Falls Toll Bridge Commission                      A        1.040               4,100,000
      15,335   Oneida County Industrial
                 Development Agency Revenue
                 Civic Facilities (Hamilton College)                     A        1.010              15,335,000
       5,000   Oneida Indian Nation                                      A        1.030               5,000,000
       5,705   Orange County Industrial
                 Development Agency Civic
                 (Horton Medical Center)                                 A        1.060               5,705,000
       7,355   Port Authority of New York &
                 New Jersey Special Obligation
                 Revenue (Versatile Structure
                 Obligation), Series 2                                   A        1.060               7,355,000
      12,300   Port Authority of New York &
                 New Jersey Special Obligation
                 Revenue (Versatile Structure
                 Obligation), Series 5                                   A        1.080              12,300,000
       7,000   Rockland County Tax
                 Anticipation Notes                                  03/24/05     2.000               7,041,728
       1,400   Suffolk County Industrial
                 Development Agency Research
                 Facilities Revenue (Cold Spring
                 Harbor Laboratory Project)                              A        1.100               1,400,000
      20,000   Suffolk County Water Authority                                     1.060 to
                 Bond Anticipation Notes                                 A        1.070              20,000,000
      26,800   Triborough Bridge & Tunnel
                 Authority Revenues General                                       1.060 to
                 Purpose, Series B                                       A        1.070              26,800,000
       9,303   Yonkers Industrial Development
                 Agency (Consumers Union Facility)                       A        1.050               9,302,645
      11,000   Puerto Rico Commonwealth Tax &
                 Revenue Anticipation Notes                          07/30/04     2.000              11,008,342
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes
  (cost--$524,286,443)                                                                              524,286,443
---------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--8.94%

       1,500   New York City Municipal Water
                 Finance Authority                                   07/09/04     1.080               1,500,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

$      8,595   New York State Power                                 08/13/04 to   1.100 to
                 Authority                                          09/17/04      1.130%       $      8,595,000
       5,000   Metropolitan Transportation
                 Authority                                          08/12/04      1.000               5,000,000
      35,150   Government Development Bank of                       07/23/04 to   0.970 to
                 Puerto Rico                                        10/14/04      1.230              35,150,000
---------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$50,245,000)                                                                                50,245,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$574,531,443 which
  approximates cost for federal income
  tax purposes)--102.16%                                                                            574,531,443
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.16)%                                                      (12,135,857)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 562,520,107 shares of
  beneficial interest equivalent to $1.00
  per share)--100.00%                                                                          $    562,395,586
---------------------------------------------------------------------------------------------------------------

A--Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2004 and reset periodically.

                      Weighted average maturity -- 25 days

                 See accompanying notes to financial statements

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

Statement of Net Assets -- June 30, 2004

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--93.61%

$      1,800   New Jersey Economic Development
                 Authority (Bayonne Project
                 Improvement), Series A                                  A        1.070%       $      1,800,000
       3,000   New Jersey Economic Development
                 Authority (Bayonne Project
                 Improvement), Series B                                  A        1.070               3,000,000
       1,500   New Jersey Economic Development
                 Authority (Bayonne Project
                 Improvement), Series C                                  A        1.070               1,500,753
         885   New Jersey Economic Development
                 Authority (Church and
                 Dwight Co. Project)                                     A        1.020                 885,000
       6,000   New Jersey Economic Development
                 Authority (Crowley Liner
                 Services Project)                                       A        1.070               6,000,000
       2,250   New Jersey Economic Development
                 Authority (Danic Urban Renewel)                         A        1.050               2,250,000
       3,145   New Jersey Economic Development
                 Authority (Institute of Electrical),
                 Series A                                                A        1.060               3,145,000
         405   New Jersey Economic Development
                 Authority (Kenwood USA
                 Corp. Project)                                          A        1.080                 405,000
       1,005   New Jersey Economic Development
                 Authority (RDR Investment Co. LLC)                      A        1.240               1,005,000
       2,000   New Jersey Economic Development
                 Authority (Thermal Energy Limited
                 Partnership)                                            A        1.050               2,000,000
       2,000   New Jersey Economic Development
                 Authority (Transportation),
                 Series N10-Regulation D                                 A        1.110               2,000,000
       3,150   New Jersey Economic Development
                 Authority Market Transition Facilities
                 Revenue Senior Lien, Series A                       07/01/04     7.000               3,150,000
       6,000   New Jersey Economic Development
                 Authority Revenue (Center for
                 Aging-Applewood)                                        A        1.050               6,000,000
       2,500   New Jersey Economic Development
                 Authority Senior Lien, Series A                     07/01/04     5.800               2,500,000

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      3,200   New Jersey Economic Development
                 Authority Speciality Facilities
                 Revenue (Port Newark
                 Container LLC)                                          A        1.120%       $      3,200,000
       3,105   New Jersey Economic Development
                 Authority Water Facilities Revenue
                 Refunding (United Water NJ, Inc.
                 Project), Series B                                      A        1.120               3,105,000
       4,625   New Jersey Educational Facilities
                 Authority (College of New Jersey),
                 Series A                                                A        1.060               4,625,000
         980   New Jersey Educational Facilities
                 Authority (Princeton University),
                 Series B                                                A        0.980                 980,000
       1,255   New Jersey Health Care Facilities
                 Authority Revenue (Jersey Shore
                 Medical Center)                                     07/01/04     6.200               1,280,100
       6,170   New Jersey Health Care Facilities
                 Authority Revenue (St. Barnabas),
                 Series A                                                A        1.070               6,170,000
       2,000   New Jersey Health Care Facilities
                 Authority Revenue (St. Claires
                 Hospital), Series A-4                                   A        1.060               2,000,000
       1,000   New Jersey Health Care Facilities
                 Authority Revenue (St. Francis
                 Hospital), Series A-5                                   A        1.060               1,000,000
       5,800   New Jersey Health Care Facilities
                 Authority Revenue (St. Peters
                 Hospital), Series B                                     A        1.040               5,800,000
       1,000   New Jersey Health Care Facilities
                 Financing Authority Revenue
                 (Monmouth Medical Center Issue),
                 Series C                                            07/01/04     6.250               1,000,000
       1,000   New Jersey Sports & Exposition
                 Authority, Series B-1                                   A        1.030               1,000,000
       4,300   New Jersey Turnpike Authority                             A        1.050               4,300,000
       2,000   New Jersey Turnpike Authority
                 (Putters Series 155)                                    A        1.090               2,000,000
       1,000   Edison Township Bond
                 Anticipation Notes                                  06/22/05     3.000               1,012,465

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$      4,950   Essex County Improvement
                 Authority Revenue (Pooled
                 Government Loan Program)                                A        1.000%       $      4,950,000
       2,500   Fort Lee Bond Anticipation Notes,
                 Series 2003-2                                       07/30/04     1.750               2,500,952
       4,655   Glen Rock Bond Anticipation Notes                     05/27/05     3.000               4,711,618
         774   Haddonfield Bond Anticipation Notes                   02/25/05     2.750                 780,110
       1,000   Jersey City Redevelopment Authority
                 Multi-Family Housing (Dickson Mills)                    A        1.030               1,000,000
       1,000   Mercer County Improvement
                 Authority (Atlantic Foundation)                         A        1.030               1,000,000
       2,150   Monmouth County Improvement
                 Authority (Pooled Government
                 Loan Program)                                           A        0.980               2,150,000
       2,000   Moorestown Township Bond
                 Anticipation Notes                                  08/05/04     1.750               2,001,327
       1,665   North Jersey District Water Supply
                 Community Refunding (Wanaque
                 South Project), Series A                            07/01/04     3.000               1,665,000
       4,100   Port Authority of New York and
                 New Jersey Special Obligation
                 Revenue (Versatile Structure
                 Obligation), Series 2                                   A        1.060               4,100,000
       1,650   Port Authority of New York and
                 New Jersey Special Obligation
                 Revenue (Versatile Structure
                 Obligation), Series 3                                   A        1.080               1,650,000
       3,600   Port Authority of New York and
                 New Jersey Special Obligation
                 Revenue (Versatile Structure
                 Obligation), Series 5                                   A        1.080               3,600,000
       3,253   Rumson Bond Anticipation
                 Notes, Series A                                     07/29/04     1.750               3,254,828
       4,240   Rutgers State University Refunding,
                 Series A                                                A        1.050               4,240,000
       1,525   Salem County Pollution Control
                 Financing Refunding (Atlantic
                 City Electric), Series A                                A        1.000               1,525,000
       4,000   South Monmouth Regional Sewage
                 Authority Project Notes                             01/27/05     2.000               4,014,483

 PRINCIPAL
   AMOUNT                                                             MATURITY     INTEREST
   (000)                                                                DATES        RATES          VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$      3,742  Sussex County Bond
                 Anticipation Notes                                 11/12/04      2.000%       $      3,752,665
       6,000   Union County Improvement
                 Authority (Cedar Glen Housing
                 Corp.), Series A                                        A        1.080               6,000,000
       2,650   Union County Industrial Pollution
                 Control Financing Authority
                 Revenue Refunding (Exxon Project)                       A        1.020               2,650,000
---------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$128,659,301)                                                128,659,301
---------------------------------------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER--5.97%

       8,200   Puerto Rico Commonwealth                             08/20/04 to   0.990 to
                 Government Development Bank                        09/30/04      1.170               8,200,000
---------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$8,200,000)                                                                                  8,200,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$136,859,301 which
  approximates cost for federal income
  tax purposes)--99.58%                                                                             136,859,301
---------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.42%                                                            580,988
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 137,436,220 shares of
  beneficial interest equivalent to $1.00
  per share)--100.00%                                                                          $    137,440,289
---------------------------------------------------------------------------------------------------------------

A--Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2004 and reset periodically.

                      Weighted average maturity -- 34 days

                 See accompanying notes to financial statements

UBS RMA

Statement of Operations

                                                 FOR THE YEAR ENDED JUNE 30, 2004
                                                 --------------------------------
                                                 MONEY MARKET     U.S. GOVERNMENT
                                                   PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                         $ 183,487,997    $    19,627,978
Securities lending income (includes $45,500;
  $0; $0; $0; $0; $0, respectively, earned
  from an affiliated entity)                           204,713            160,675
                                                   183,692,710         19,788,653

EXPENSES:
Investment advisory and administration fees         83,977,718          7,510,754
Service fees                                                --          2,337,067
Transfer agency and related services fees           11,622,423            417,650
Custody and accounting                               1,679,554            186,966
Insurance expense                                    1,574,822             53,647
Reports and notices to shareholders                    888,623             37,616
State registration fees                                403,248            133,227
Directors'/Trustees' fees                              128,511             24,168
Professional fees                                      111,076             95,851
Interest expense                                            --                 --
Other expenses                                         100,182             17,742
                                                   100,486,157         10,814,688
Less: Fee waivers from investment advisor
  and administrator                                         --                 --
Net expenses                                       100,486,157         10,814,688
Net investment income                               83,206,553          8,973,965
Net realized gains (losses) from investment
  activities                                            (4,885)           (72,408)
Net increase in net assets resulting from
  operations                                     $  83,201,668    $     8,901,557
---------------------------------------------------------------------------------

                                                            FOR THE YEAR ENDED JUNE 30, 2004
                                                 ------------------------------------------------------
                                                                CALIFORNIA     NEW YORK     NEW JERSEY
                                                   TAX-FREE      MUNICIPAL     MUNICIPAL     MUNICIPAL
                                                     FUND       MONEY FUND    MONEY FUND    MONEY FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                         $ 31,948,720   $ 7,608,302   $ 5,622,815   $ 1,362,954
Securities lending income (includes $45,500;
  $0; $0; $0; $0; $0, respectively, earned
  from an affiliated entity)                               --            --            --            --
                                                   31,948,720     7,608,302     5,622,815     1,362,954

EXPENSES:
Investment advisory and administration fees        13,499,078     3,642,632     2,779,238       748,753
Service fees                                        4,062,180       994,296       738,420       179,714
Transfer agency and related services fees             846,350       195,807       182,603        53,731
Custody and accounting                                324,974        79,544        59,074        14,976
Insurance expense                                     350,410        61,467        38,220        10,878
Reports and notices to shareholders                    85,881        17,456        17,039         9,384
State registration fees                               250,330        35,715        15,221        29,519
Directors'/Trustees' fees                              33,124        15,749        14,491        11,225
Professional fees                                      90,206        88,573        89,719        76,415
Interest expense                                        7,881            --            --            --
Other expenses                                         58,020        10,977         9,439         7,082
                                                   19,608,434     5,142,216     3,943,464     1,141,677
Less: Fee waivers from investment advisor
  and administrator                                        --        (5,025)       (5,396)      (10,858)
Net expenses                                       19,608,434     5,137,191     3,938,068     1,130,819
Net investment income                              12,340,286     2,471,111     1,684,747       232,135
Net realized gains (losses) from investment
  activities                                            2,947         9,210        (2,350)         (253)
Net increase in net assets resulting from
  operations                                     $ 12,343,233   $ 2,480,321   $ 1,682,397   $   231,882
-------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                               --------------------------------------
                                                                      2004                 2003
-----------------------------------------------------------------------------------------------------
UBS RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income                                          $      83,206,553    $     234,003,675
Net realized gain (loss) from investment activities                       (4,885)              51,043
Net increase in net assets resulting from operations                  83,201,668          234,054,718
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                (83,206,553)        (234,003,675)
Net realized gain from investment activities                          (1,500,000)                  --
Total dividends and distributions to shareholders                    (84,706,553)        (234,003,675)
Net decrease in net assets from
  capital share transactions                                      (9,397,084,053)        (936,158,868)
Net decrease in net assets                                        (9,398,588,938)        (936,107,825)
NET ASSETS:
Beginning of year                                                 21,832,874,589       22,768,982,414
End of year                                                    $  12,434,285,651    $  21,832,874,589
-----------------------------------------------------------------------------------------------------

UBS RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income                                          $       8,973,965    $      25,260,728
Net realized loss from investment activities                             (72,408)                  --
Net increase in net assets resulting from operations                   8,901,557           25,260,728
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (8,973,965)         (25,260,728)
Net increase (decrease) in net assets from
  capital share transactions                                      (1,259,463,314)         153,624,603
Net increase (decrease) in net assets                             (1,259,535,722)         153,624,603
NET ASSETS:
Beginning of year                                                  2,510,453,207        2,356,828,604
End of year                                                    $   1,250,917,485    $   2,510,453,207
-----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                               --------------------------------------
                                                                      2004                 2003
-----------------------------------------------------------------------------------------------------
UBS RMA TAX-FREE FUND
FROM OPERATIONS:
Net investment income                                          $      12,340,286    $      22,843,872
Net realized gain from investment activities                               2,947                   --
Net increase in net assets resulting from operations                  12,343,233           22,843,872
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                (12,340,286)         (22,843,872)
Net decrease in net assets from
  capital share transactions                                        (302,916,671)         (16,669,569)
Net decrease in net assets                                          (302,913,724)         (16,669,569)
NET ASSETS:
Beginning of year                                                  3,238,850,030        3,255,519,599
End of year                                                    $   2,935,936,306    $   3,238,850,030
-----------------------------------------------------------------------------------------------------

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $       2,471,111    $       4,765,379
Net realized gain from investment activities                               9,210                   --
Net increase in net assets resulting from operations                   2,480,321            4,765,379
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (2,471,111)          (4,765,379)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                                   (27,881,752)          13,341,239
Net increase (decrease) in net assets                                (27,872,542)          13,341,239
NET ASSETS:
Beginning of year                                                    767,005,544          753,664,305
End of year                                                    $     739,133,002    $     767,005,544
-----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                               --------------------------------------
                                                                      2004                 2003
-----------------------------------------------------------------------------------------------------
UBS RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $       1,684,747    $       3,712,954
Net realized gain (loss) from investment activities                       (2,350)               2,120
Net increase in net assets resulting from operations                   1,682,397            3,715,074
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (1,684,747)          (3,712,954)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                                   (26,452,621)          29,507,693
Net increase (decrease) in net assets                                (26,454,971)          29,509,813
NET ASSETS:
Beginning of year                                                    588,850,557          559,340,744
End of year                                                    $     562,395,586    $     588,850,557
-----------------------------------------------------------------------------------------------------

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income                                          $         232,135    $         742,404
Net realized loss from investment activities                                (253)                  --
Net increase in net assets resulting from operations                     231,882              742,404
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                   (232,135)            (742,404)
Net increase (decrease) in net assets derived from
  beneficial interest transactions                                   (24,413,414)          33,354,255
Net increase (decrease) in net assets                                (24,413,667)          33,354,255
NET ASSETS:
Beginning of year                                                    161,853,956          128,499,701
End of year                                                    $     137,440,289    $     161,853,956
-----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS RMA

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS RMA Money Fund Inc. (the "Corporation") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio ("Money Market Portfolio"), UBS RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund ("RMA California") and UBS RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the "Funds").

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless a Funds' Board of Directors/Trustees (a "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio and the U.S. Government Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Portfolio and the U.S. Government Portfolio maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Portfolio and/or the U.S. Government Portfolio and their counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Portfolio and the U.S. Government Portfolio generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Portfolio and the U.S. Government Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Portfolio and the U.S. Government Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state.

Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") for each fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                            ANNUAL RATE
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO:
All                                                                     0.50%
U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA, RMA NEW JERSEY* AND RMA NEW YORK:
Up to $300 Million                                                      0.50
In excess of $300 million up to $750 million                            0.44
Over $750 million                                                       0.36
RMA TAX-FREE:
Up to $1.0 billion                                                      0.50
In excess of $1.0 billion up to $1.5 billion                            0.44
Over $1.5 billion                                                       0.36
--------------------------------------------------------------------------------

* Prior to August 29, 2003, RMA New Jersey paid UBS Financial Services Inc. an investment advisory and administration fee, which was accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

At June 30, 2004, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio                                           $ 5,232,813
U.S. Government Portfolio                                            447,296
RMA Tax-Free                                                       1,051,040
RMA California                                                       286,659
RMA New York                                                         218,775
RMA New Jersey                                                        56,499
-----------------------------------------------------------------------------

For the year ended June 30, 2004, UBS Financial Services Inc. voluntarily waived a portion of its investment advisory and administration fees as follows:

RMA California                                                       $ 5,025
RMA New York                                                           5,396
RMA New Jersey                                                        10,858
-----------------------------------------------------------------------------

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS Financial

Services Inc. and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund's average daily net assets. Prior to March 1, 2004 and pursuant to superseded sub-advisory and sub-administration contracts, the fee paid by UBS Financial Services Inc. (not the Funds) to UBS Global AM was equal to an annual rate of 20% of the fee paid by the Funds to UBS Financial Services Inc. under the relevant Advisory Contract.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at an annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at an annual rate of 0.12%. No such fees are charged by UBS Global AM for the similar services provided for the Money Market Portfolio. At June 30, 2004, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                          $ 133,111
RMA Tax-Free                                                         313,715
RMA California                                                        77,339
RMA New York                                                          58,280
RMA New Jersey                                                        13,573
-----------------------------------------------------------------------------

TRANSFER AGENCY AND RELATED SERVICES FEES

Prior to January 1, 2004, UBS Global AM provided transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Funds' transfer agent, and was compensated for these services by PFPC, not the Funds. Effective January 1, 2004, such delegated services are performed by UBS Financial Services Inc., which is compensated for these services by PFPC (not the Funds).

For the year ended June 30, 2004, UBS Global AM and UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio                                           $ 7,543,192
U.S. Government Portfolio                                            265,765
RMA Tax-Free                                                         533,373
RMA California                                                       123,973
RMA New York                                                         107,474
RMA New Jersey                                                        35,612
-----------------------------------------------------------------------------

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. UBS Securities LLC is each Fund's lending agent. For the year ended June 30, 2004, UBS Securities LLC (or UBS Financial Services Inc., which provided such services prior to UBS Securities LLC) earned $71,334 and $56,322 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Fund's lending agent. At June 30, 2004, the U.S. Government Portfolio owed UBS Securities LLC $4,582 in compensation as the Fund's lending agent. At June 30, 2004, the U.S. Government Portfolio had securities on loan having a market value of $299,394,680. The U.S. Government Portfolio's custodian held U.S. Government agency securities having an aggregate value of $305,808,790 as collateral for portfolio securities loaned as follows:

PRINCIPAL
  AMOUNT                                                MATURITY   INTEREST
  (000)                                                   DATES      RATES         VALUE
--------------------------------------------------------------------------------------------
$   67,450   Federal Home Loan Mortgage Corp.           09/15/10      6.875%   $  75,649,222
     9,550   Federal Home Loan Mortgage Corp.           01/15/12      5.750       10,075,250
    28,800   Federal National Mortgage Association      02/15/05      7.125       29,736,000
     9,370   Federal National Mortgage Association      07/15/05      7.000        9,820,978
    71,500   Federal National Mortgage Association      01/15/09      5.250       74,896,250
    49,400   Federal National Mortgage Association      06/15/09      6.375       54,031,250
    45,450   Federal National Mortgage Association      06/15/10      7.125       51,599,840
                                                                               $ 305,808,790
--------------------------------------------------------------------------------------------

The Money Market Portfolio, RMA Tax-Free, RMA California, RMA New York and RMA New Jersey Funds did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at June 30, 2004.

BANK LINE OF CREDIT

RMA Tax-Free participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, RMA Tax-Free had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest was charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On September 2, 2003, RMA Tax-Free borrowed $30,400,000 under the Facility with an annualized interest rate of 1.41%, which resulted in $1,191 of interest expense. For the period July 1, 2003 through September 10, 2003, RMA Tax-Free paid a commitment fee of $20,565 to UBS AG, Stamford Branch.

Effective November 21, 2003, RMA Tax-Free participates with other funds managed, advised or subadvised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free had agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility arrangement. Interest would be charged to RMA Tax-Free at the federal funds rate in effect at the time of borrowings, plus 0.50%. Under the new Committed Credit Facility arrangement, RMA Tax-Free had an average daily amount of borrowing outstanding of $31,815,800 for 5 days with a related weighted average annualized interest rate of 1.514%, which resulted in $6,690 of interest expense.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At June 30, 2004, the Funds had the following liabilities outstanding:

                                                     PAYABLE FOR        OTHER
                                        DIVIDENDS    INVESTMENTS       ACCRUED
                                         PAYABLE      PURCHASED       EXPENSES*
--------------------------------------------------------------------------------
Money Market Portfolio                $  1,474,793             --   $  2,553,580
U.S. Government Portfolio                  122,844             --        171,188
RMA Tax-Free                               276,280   $ 62,487,784        349,261
RMA California                              54,633     17,261,480        114,666
RMA New York                                36,415     16,488,394        102,707
RMA New Jersey                               5,773             --         39,598
--------------------------------------------------------------------------------

* Excludes investment advisory and administration fees, service fees and payable for securities lending collateral where applicable.

At June 30, 2004, the components of net assets for each of the Funds were as follows:

                                                    ACCUMULATED
                                   ACCUMULATED      NET REALIZED         TOTAL
                                 PAID IN CAPITAL     GAIN (LOSS)       NET ASSETS
------------------------------------------------------------------------------------
Money Market Portfolio           $ 12,430,367,692   $  3,917,959    $ 12,434,285,651
U.S. Government Portfolio           1,250,972,999        (55,514)      1,250,917,485
RMA Tax-Free                        2,935,934,200          2,106       2,935,936,306
RMA California                        739,109,447         23,555         739,133,002
RMA New York                          562,366,766         28,820         562,395,586
RMA New Jersey                        137,436,221          4,068         137,440,289
------------------------------------------------------------------------------------

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

In accordance with U.S. Treasury regulations, the following Funds have elected to defer realized capital losses arising after October 31, 2003. Such losses are treated for tax purposes as arising on July 1, 2004:

                                                                      CAPITAL
                                                                       LOSSES
--------------------------------------------------------------------------------
Money Market Portfolio                                              $      4,885
U.S. Government Portfolio Portfolio                                       18,241
RMA New York                                                               2,350
RMA New Jersey                                                               253

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2004 and June 30, 2003 was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the fiscal years ended June 30, 2004 and June 30, 2003 was tax-exempt income.

At June 30, 2004, the components of accumulated earnings on a tax basis for each of the Funds were as follows:

                                                            ACCUMULATED    TOTAL TAX BASIS
                                  ORDINARY     TAX-EXEMPT   CAPITAL AND      ACCUMULATED
                                   INCOME        INCOME     OTHER LOSSES      EARNINGS
------------------------------------------------------------------------------------------
Money Market Portfolio           $ 5,397,637           --   $    (4,885)   $     5,392,752
U.S. Government Portfolio            205,989           --      (138,659)            67,330
RMA Tax-Free                           2,106   $  276,280            --            278,386
RMA California                            --       78,188            --             78,188
RMA New York                              --       67,585        (2,350)            65,235
RMA New Jersey                            --       10,123          (283)             9,840

At June 30, 2004, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the following Funds' net assets:

                                 UNDISTRIBUTED     ACCUMULATED
                                 NET INVESTMENT    NET REALIZED   BENEFICIAL
                                 INCOME (LOSS)     GAIN (LOSS)     INTEREST
-----------------------------------------------------------------------------
Money Market Portfolio           $   (1,403,972)   $ 1,448,957    $   (44,985)
RMA California                               --         14,163        (14,163)
RMA New York                                 --         (2,118)         2,118

These differences are primarily due to the reclassification of distributions for tax purposes and the expiration of capital loss carryforwards.

At June 30, 2004, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

                                                       U.S.
FISCAL YEAR                                         GOVERNMENT        RMA
ENDING                                              PORTFOLIO     NEW JERSEY
-----------------------------------------------------------------------------
2011                                               $    66,251    $        30
2012                                                    54,167             --
                                                   $   120,418    $        30
-----------------------------------------------------------------------------

During the current fiscal year, RMA California had a capital loss carryforward of $23,373 expire unutilized.

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE YEAR ENDED                 MONEY MARKET      U.S. GOVERNMENT          RMA
JUNE 30, 2004:                      PORTFOLIO           PORTFOLIO          TAX-FREE
---------------------------------------------------------------------------------------
Shares Sold                       119,594,725,186     11,984,380,341     23,161,302,122
Shares Repurchased               (129,074,837,028)   (13,252,718,815)   (23,476,221,727)
Dividends Reinvested                   83,027,789          8,875,160         12,002,934
Net decrease in shares
  outstanding                      (9,397,084,053)    (1,259,463,314)      (302,916,671)
---------------------------------------------------------------------------------------

FOR THE YEAR ENDED                 MONEY MARKET      U.S. GOVERNMENT          RMA
JUNE 30, 2003:                      PORTFOLIO           PORTFOLIO          TAX-FREE
---------------------------------------------------------------------------------------
Shares Sold                       146,833,090,706     16,712,133,925     20,319,801,073
Shares Repurchased               (148,002,613,103)   (16,583,558,613)   (20,359,158,321)
Dividends Reinvested                  233,363,529         25,049,291         22,687,679
Net increase (decrease)
  in shares outstanding              (936,158,868)       153,624,603        (16,669,569)
---------------------------------------------------------------------------------------

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

FOR THE YEAR ENDED
JUNE 30, 2004:                     RMA CALIFORNIA       RMA NEW YORK     RMA NEW JERSEY
---------------------------------------------------------------------------------------
Shares Sold                         5,672,323,669      4,774,526,945      1,216,937,843
Shares Repurchased                 (5,702,620,022)    (4,802,615,199)    (1,241,578,236)
Dividends Reinvested                    2,414,601          1,635,633            226,979
Net decrease in shares
  outstanding                         (27,881,752)       (26,452,621)       (24,413,414)
---------------------------------------------------------------------------------------

FOR THE YEAR ENDED
JUNE 30, 2003:                     RMA CALIFORNIA       RMA NEW YORK     RMA NEW JERSEY
---------------------------------------------------------------------------------------
Shares Sold                         4,300,854,819      3,911,667,870      1,051,608,716
Shares Repurchased                 (4,292,249,715)    (3,885,838,900)    (1,018,987,939)
Dividends Reinvested                    4,736,135          3,678,723            733,478
Net increase in shares
  outstanding                          13,341,239         29,507,693         33,354,255
---------------------------------------------------------------------------------------

UBS RMA MONEY MARKET PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
NET INVESTMENT INCOME                    0.005           0.010           0.022           0.055           0.052
Dividends from net
  investment income                     (0.005)         (0.010)         (0.022)         (0.055)         (0.052)
Distributions from net
  realized gains from
  investment activities                 (0.000)@            --              --              --              --
Total dividends and
  distributions                         (0.005)         (0.010)         (0.022)         (0.055)         (0.052)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.51%           1.02%           2.25%           5.61%           5.29%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $ 12,434,286    $ 21,832,875    $ 22,768,982    $ 22,609,036    $ 15,821,189
Expenses to average
  net assets                              0.60%           0.61%           0.60%           0.59%           0.59%
Net investment income
  to average net assets                   0.50%           1.02%           2.21%           5.42%           5.19%
--------------------------------------------------------------------------------------------------------------

@    Amount is less than $0.0005 per share.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA U.S. GOVERNMENT PORTFOLIO

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                    0.005           0.010           0.021           0.052           0.048
Dividends from net
  investment income                     (0.005)         (0.010)         (0.021)         (0.052)         (0.048)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.48%           1.00%           2.12%           5.31%           4.88%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $  1,250,917    $  2,510,453    $  2,356,829    $  2,000,303    $  1,670,845
Expenses to average
  net assets                              0.58%           0.56%           0.57%           0.57%           0.59%
Net investment income
  to average net assets                   0.48%           1.00%           2.06%           5.15%           4.81%
--------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA TAX-FREE FUND INC.

Financial Highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                    0.004           0.007           0.012           0.032           0.031
Dividends from net
  investment income                     (0.004)         (0.007)         (0.012)         (0.032)         (0.031)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.38%           0.67%           1.24%           3.28%           3.10%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $  2,935,936    $  3,238,850    $  3,255,520    $  3,286,150    $  2,593,878
Expenses to average
  net assets                              0.60%           0.63%           0.60%           0.59%           0.60%
Net investment income
  to average net assets                   0.38%           0.67%           1.23%           3.20%           3.06%
--------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                    0.003           0.006           0.011           0.027           0.026
Dividends from net
  investment income                     (0.003)         (0.006)         (0.011)         (0.027)         (0.026)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.31%           0.60%           1.10%           2.75%           2.59%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $    739,133    $    767,006    $    753,664    $    759,961    $    626,424
Expenses to average net
  assets, net of fee
  waivers by advisor(2)                   0.65%           0.66%           0.65%           0.66%           0.65%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor(2)                           0.31%           0.60%           1.09%           2.70%           2.56%
--------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW YORK MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                    0.003           0.006           0.011           0.030           0.029
Dividends from net
  investment income                     (0.003)         (0.006)         (0.011)         (0.030)         (0.029)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.29%           0.62%           1.08%           3.04%           2.93%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $    562,396    $    588,851    $    559,341    $    574,490    $    437,253
Expenses to average net
  assets, net of fee
  waivers by advisor(2)                   0.67%           0.67%           0.68%           0.69%           0.67%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor(2)                           0.29%           0.62%           1.07%           2.95%           2.90%
--------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------
                                          2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR               $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                    0.002           0.005           0.010           0.028           0.027
Dividends from net
  investment income                     (0.002)         (0.005)         (0.010)         (0.028)         (0.027)
NET ASSET VALUE,
  END OF YEAR                     $       1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT
  RETURN(1)                               0.16%           0.51%           0.97%           2.86%           2.72%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                 $    137,440    $    161,854    $    128,500    $    102,162    $     93,276
Expenses to average net
  assets, net of fee
  waivers by advisor(2)                   0.76%           0.73%           0.77%           0.79%           0.78%
Net investment income
  to average net assets,
  net of fee waivers
  by advisor(2)                           0.15%           0.50%           0.94%           2.77%           2.69%
--------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(2) During the years ended June 30, 2004 and June 30, 2003, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.01%.

UBS RMA

Report of Independent Registered Public Accounting Firm

To the Boards of Directors/Trustees and Shareholders of UBS RMA:
Money Market Portfolio
U.S. Government Portfolio
Tax-Free Fund Inc.
California Municipal Money Fund
New York Municipal Money Fund
New Jersey Municipal Money Fund

We have audited the accompanying statements of net assets of the UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the Funds comprising UBS RMA Money Fund Inc.), UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (two of the Funds comprising UBS Managed Municipal Trust) and UBS RMA New Jersey Municipal Money Fund (the sole Fund comprising UBS Municipal Money Market Series) (collectively, the "Funds") as of June 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBSRMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund at June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

                                              /s/ Ernst & Young LLP
New York, New York
August 6, 2004

                      (This page intentionally left blank)

UBS RMA

Supplemental Information (unaudited)

BOARDS OF DIRECTORS OR TRUSTEES & OFFICERS

UBS RMA Money Fund Inc. ("RMA Money Fund") and UBS RMA Tax-Free Fund Inc. ("RMA Tax-Free Fund") (each a "Corporation") were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust ("Managed Municipal Trust") and UBS Municipal Money Market Series ("Municipal Money Market Series") (each a "Trust") were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series.

INTERESTED BOARD MEMBER

                                                     TERM OF
                                                   OFFICE+ AND
                                POSITION(S)         LENGTH OF
      NAME, ADDRESS,             HELD WITH             TIME                PRINCIPAL OCCUPATION(S)
          AND AGE                  FUNDS              SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Margo N. Alexander++;         Director/         Since 1996          Mrs. Alexander is retired. She was an
57                            Trustee           (Managed            executive vice president of UBS
c/o UBS Global                                  Municipal Trust,    Financial Services Inc. (from March
Asset Management                                RMA Money           1984 to December 2002). She was chief
51 West 52nd Street                             Fund, RMA           executive officer (from January 1995
New York, NY 10019                              Tax-Free Fund)      to October 2000), a director (from
                                                Since 1995          January 1995 to September 2001) and
                                                (Municipal          chairman (from March 1999 to
                                                Money               September 2001) of UBS Global AM
                                                Market              (formerly known as Mitchell Hutchins
                                                Series)             Asset Management Inc.).

Each Corporation or Trust is governed by a Board of Directors or Trustees, respectively (sometimes referred to as "board members"), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member and officer of the Corporation or Trust, the board member's and officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations' and Trusts' Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647-1568.

              NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                   OTHER DIRECTORSHIPS
       OVERSEEN BY BOARD MEMBER                   HELD BY BOARD MEMBER
--------------------------------------------------------------------------------
Mrs. Alexander is a director or          None.
trustee of 16 investment companies
(consisting of 34 portfolios) for
which UBS Global AM or one of its
affiliates serves as investment
advisor, sub-advisor or manager.

UBS RMA

Supplemental Information (unaudited)

INDEPENDENT BOARD MEMBERS

                                                     TERM OF
                                                   OFFICE+ AND
                                POSITION(S)         LENGTH OF
      NAME, ADDRESS,             HELD WITH             TIME                PRINCIPAL OCCUPATION(S)
          AND AGE                  FUNDS              SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 69      Director/         Since 1996          Mr. Armstrong is chairman and
c/o Willkie Farr &            Trustee and                           principal of R.Q.A. Enterprises
Gallagher LLP                 Interim                               (management consulting firm) (since
787 Seventh Avenue            Chairman                              April 1991 and principal occupation
New York, NY                  of the Board                          since March 1995).
10019-6099                    of Directors/
                              Trustees

David J. Beaubien; 69         Director/         Since 2001          Mr. Beaubien is retired (since 2003).
84 Doane Road                 Trustee                               He was chairman of Yankee
Ware, MA 01082                                                      Environmental Systems, Inc., a
                                                                    manufacturer of meteorological
                                                                    measuring systems (since 1991).

Richard R. Burt; 57           Director/         Since 1996          Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.  Trustee                               (international information and
Washington, D.C.                                                    security firm) and IEP Advisors
20004                                                               (international investments and
                                                                    consulting firm).

Meyer Feldberg; 62            Director/         Since 1991          Professor Feldberg is Dean Emeritus
Columbia Business School      Trustee           (Managed            and Sanford Bernstein Professor of
33 West 60th Street                             Municipal Trust)    Leadership and Ethics at Columbia
7th Floor                                       Since 1996          Business School. Prior to July 2004,
New York, NY 10023-7905                         (Municipal          he was Dean and Professor of
                                                Money Market        Management of the Graduate School of
                                                Series)             Business at Columbia University
                                                Since 1992          (since 1989).
                                                (RMA Money
                                                Fund, RMA
                                                Tax-Free Fund)

              NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                   OTHER DIRECTORSHIPS
       OVERSEEN BY BOARD MEMBER                   HELD BY BOARD MEMBER
--------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee   None
of 16 investment companies (consisting
of 34 portfolios) for which UBS Global
AM or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

Mr. Beaubien is a director or trustee    Mr. Beaubien is also a director of IEC
of 16 investment companies (consisting   Electronics, Inc., a manufacturer of
of 34 portfolios) for which UBS Global   electronic assemblies.
AM or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

Mr. Burt is a director or trustee of     Mr. Burt is also a director of
16 investment companies (consisting of   Hollinger International, Inc.
34 portfolios) for which UBS Global AM   (publishing), HCL Technologies, Ltd.
or one of its affiliates serves as       (software and information
investment advisor, sub-advisor or       technologies), The Central European
manager.                                 Fund, Inc., The Germany Fund, Inc.,
                                         IGT, Inc. (provides technology to
                                         gaming and wagering industry) and
                                         chairman of Weirton Steel Corp. (makes
                                         and finishes steel products). He is
                                         also a director or trustee of funds in
                                         the Scudder Mutual Funds Family
                                         (consisting of 47 portfolios)

Professor Feldberg is a director or      Professor Feldberg is also a director
trustee of 30 investment companies       of Primedia Inc. (publishing),
(consisting of 48 portfolios) for        Federated Department Stores, Inc.
which UBS Global AM or one of its        (operator of department stores),
affiliates serves as investment          Revlon, Inc. (cosmetics), Select
advisor, sub-advisor or manager.         Medical Inc. (healthcare services) and
                                         SAPPI, Ltd. (producer of paper).

                                                     TERM OF
                                                   OFFICE+ AND
                                POSITION(S)         LENGTH OF
      NAME, ADDRESS,             HELD WITH             TIME                PRINCIPAL OCCUPATION(S)
          AND AGE                  FUNDS              SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Carl W. Schafer; 68           Director/         Since 1996          Mr. Schafer is president of the
66 Witherspoon Street         Trustee           (Managed            Atlantic Foundation (charitable
#1100                                           Municipal Trust,    foundation) (since 1990).
Princeton, NJ 08542                             RMA Money Fund,
                                                RMA Tax-Free
                                                Fund) Since 1990
                                                (Municipal
                                                Money Market
                                                Series)

William D. White; 70          Director/         Since 2001          Mr. White is retired (since 1994).
P.O. Box 199                  Trustee
Upper Black Eddy, PA
18972

              NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                   OTHER DIRECTORSHIPS
       OVERSEEN BY BOARD MEMBER                   HELD BY BOARD MEMBER
--------------------------------------------------------------------------------
Mr. Schafer is a director or trustee     Mr. Schafer is also a director of Labor
of 16 investment companies (consisting   Ready, Inc. (temporary employment),
of 34 portfolios) for which UBS Global   Guardian Life Insurance Company Mutual
AM or one of its affiliates serves as    Funds (consisting of 25 portfolios),
investment advisor, sub-advisor or       the Harding, Loevner Funds (consisting
manager.                                 of three portfolios), E.I.I. Realty
                                         Securities Trust (investment company)
                                         and Frontier Oil Corporation.

Mr. White is a director or trustee of    None
16 investment companies (consisting of
34 portfolios) for which UBS Global AM
or one of its affiliates serves as
investment advisor, sub-advisor or
manager.

UBS RMA

Supplemental Information (unaudited)

OFFICERS

                                                     TERM OF               PRINCIPAL OCCUPATION(S)
                                                   OFFICE+ AND              DURING PAST 5 YEARS;
                                POSITION(S)         LENGTH OF              NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH            TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                  FUNDS             SERVED                   SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------
Debbie Baggett*; 45           Vice President    Since 1995          Ms. Baggett is a director and
                                                (RMA Tax-Free       portfolio manager of UBS Global AM.
                                                Fund)               Ms. Baggett is a vice president of
                                                Since 1990          four investment companies (consisting
                                                (Managed            of nine portfolios) for which UBS
                                                Municipal Trust)    Global AM or one of its affiliates
                                                Since 1996          serves as investment advisor,
                                                (Municipal          sub-advisor or manager.
                                                Money Market
                                                Series)

W. Douglas Beck*; 37          Vice President    Since 2003          Mr. Beck is an executive director and
                                                                    head of mutual fund product
                                                                    management of UBS Global AM (since
                                                                    2002). From March 1998 to November
                                                                    2002, he held various positions at
                                                                    Merrill Lynch, the most recent being
                                                                    first vice president and co-manager
                                                                    of the managed solutions group. Mr.
                                                                    Beck is vice president of 19
                                                                    investment companies (consisting of
                                                                    75 portfolios) for which UBS Global
                                                                    AM or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or
                                                                    manager.

Thomas Disbrow*; 38           Vice President    Since 2000          Mr. Disbrow is a director and co-head
                              and Treasurer     (Vice President);   of the mutual fund finance department
                                                since 2004          of UBS Global AM. Prior to November
                                                (Treasurer)         1999, he was a vice president of
                                                                    Zweig/Glaser Advisers. Mr. Disbrow is
                                                                    a vice president and treasurer of 16
                                                                    investment companies (consisting of
                                                                    34 portfolios) and assistant treasurer
                                                                    of four investment companies
                                                                    (consisting of 42 portfolios) for
                                                                    which UBS Global AM or one of its
                                                                    affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

Elbridge T. Gerry III*;       Vice President    Since 1996          Mr. Gerry is a managing director-
47                                              (Managed            municipal fixed income of UBS Global
                                                Municipal Trust)    AM Mr. Gerry is a vice president of
                                                Since 2000          six investment companies (consisting
                                                (Municipal Money    of 11 portfolios) for which UBS
                                                Market Series,      Global AM or one of its affiliates
                                                RMA Tax-Free        serves as investment advisor,
                                                Fund)               sub-advisor or manager.

                                                     TERM OF               PRINCIPAL OCCUPATION(S)
                                                   OFFICE+ AND              DURING PAST 5 YEARS;
                                POSITION(S)         LENGTH OF              NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH            TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                  FUNDS             SERVED                   SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------
Mark F. Kemper**,             Vice President    Since 2004          Mr. Kemper is general counsel of UBS
46                            and Secretary                         Global Asset Management - Americas
                                                                    region (since July 2004). Mr. Kemper
                                                                    also is an executive director of UBS
                                                                    Global Asset Management (Americas)
                                                                    Inc. ("UBS Global AM (Americas") and
                                                                    was its deputy general counsel from
                                                                    July 2001 to July 2004. He has been
                                                                    secretary of UBS Global AM (Americas)
                                                                    since 1999 and assistant secretary of
                                                                    UBS Global AM (Americas) and UBS
                                                                    Global Asset Management Trust Company
                                                                    since 1993. Mr. Kemper is vice
                                                                    president and secretary of 16
                                                                    investment companies (consisting of
                                                                    34 portfolios) and assistant
                                                                    secretary of four investment
                                                                    companies (consisting of 42
                                                                    portfolios) for which UBS Global AM
                                                                    (Americas) or one of its affiliates
                                                                    serves as investment advisor, sub-
                                                                    advisor or manager.

Joanne M. Kilkeary*;          Vice President    Since 2004          Ms. Kilkeary is an associate director
36                            and Assistant                         and a senior manager of the mutual
                              Treasurer                             fund finance department of UBS Global
                                                                    AM. Ms. Kilkeary is a vice president
                                                                    and assistant treasurer of 16
                                                                    investment companies (consisting of
                                                                    34 portfolios) for which UBS Global
                                                                    AM or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or
                                                                    manager.

Todd Lebo*:                   Vice President    Since 2004          Mr. Lebo is a director and an
40                            and Assistant                         associate general counsel at UBS
                              Secretary                             Global AM (since 2002). Prior to
                                                                    joining UBS Global AM he was an
                                                                    executive director and associate
                                                                    general counsel at Morgan Stanley
                                                                    (from 1997 to 2002). Mr. Lebo is a
                                                                    vice president and assistant
                                                                    secretary of 16 investment companies
                                                                    (consisting of 34 portfolios) for
                                                                    which UBS Global AM or one of its
                                                                    affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

                                                     TERM OF               PRINCIPAL OCCUPATION(S)
                                                   OFFICE AND               DURING PAST 5 YEARS;
                                POSITION(S)         LENGTH OF              NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH            TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                  FUNDS             SERVED                   SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------
Joseph T. Malone*;            Vice President    Since 2004          Mr. Malone is a director and co-head
36                            and Assistant                         of the mutual fund finance department
                              Treasurer                             of UBS Global AM. From August 2000
                                                                    through June 2001, he was the
                                                                    controller at AEA Investors Inc. From
                                                                    March 1998 to August 2000, Mr. Malone
                                                                    was a manager within investment
                                                                    management services of
                                                                    PricewaterhouseCoopers LLC. Mr.
                                                                    Malone is vice president and
                                                                    assistant treasurer of 16 investment
                                                                    companies (consisting of 34
                                                                    portfolios) and treasurer and
                                                                    principal accounting officer of four
                                                                    investment companies (consisting of
                                                                    42 portfolios) for which UBS Global
                                                                    AM or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or
                                                                    manager.

Michael H. Markowitz**;       Vice President    Since 2001          Mr. Markowitz is a managing director,
39                                              (RMA Money Fund)    portfolio manager and head of U.S.
                                                                    short duration fixed income of UBS
                                                                    Global AM. He is also a managing
                                                                    director and portfolio manager of UBS
                                                                    Global AM (Americas), an affiliate of
                                                                    UBS Global AM. Mr. Markowitz is a
                                                                    vice president of five investment
                                                                    companies (consisting of 22
                                                                    portfolios) for which UBS Global AM
                                                                    or one of its affiliates serves as
                                                                    investment advisor, sub- advisor or
                                                                    manager.

                                                     TERM OF               PRINCIPAL OCCUPATION(S)
                                                   OFFICE+ AND              DURING PAST 5 YEARS;
                                POSITION(S)         LENGTH OF              NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH            TIME              FUND COMPLEX FOR WHICH PERSON
          AND AGE                  FUNDS             SERVED                   SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;            President         Since 2003          Mr. Varnas is a managing director
36                                                                  (since March 2003), global head of
                                                                    information technology and operations
                                                                    (since March 2004) and head of
                                                                    product management-Americas (since
                                                                    November 2002) of UBS Global AM. He
                                                                    was head of technology of UBS Global
                                                                    AM from November 2002 to March 2004.
                                                                    From 2000 to 2001, he was manager of
                                                                    product development in Investment
                                                                    Consulting Services at UBS Financial
                                                                    Services Inc. Mr. Varnas was a senior
                                                                    analyst in the Global Securities
                                                                    Research and Economics Group at
                                                                    Merrill Lynch from 1995 to 1999. Mr.
                                                                    Varnas is president of 20 investment
                                                                    companies (consisting of 76
                                                                    portfolios) for which UBS Global AM
                                                                    or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or
                                                                    manager.

Keith A. Weller*; 43          Vice President    Since 1995          Mr. Weller is a director and senior
                              and Assistant     (Managed            associate general counsel of UBS
                              Secretary         Municipal Trust,    Global AM. Mr. Weller is a vice
                                                RMA Money Fund,     president and assistant secretary of
                                                RMA Tax-Free        16 investment companies (consisting
                                                Fund) Since 1996    of 34 portfolios) for which UBS
                                                (Municipal          Global AM or one of its affiliates
                                                Money Market        serves as investment advisor,
                                                Series)             sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Each board member holds office for an indefinite term. Each board member who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the board members and serve at the pleasure of a board.
++ Mrs. Alexander is an "interested person" of a Corporation/Trust as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

DIRECTORS/TRUSTEES

Richard Q. Armstrong
INTERIM CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White


PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT
(TAXABLE FUNDS)

Debbie Baggett
VICE PRESIDENT
(TAX-FREE FUNDS)

W.Douglas Beck
VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2004 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT                                        U.S. Postage
51 West 52nd Street                                                    PAID
New York, New York 10019                                           Smithtown, NY
                                                                    Permit 700

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant, UBS Managed Municipal Trust, is comprised of two series: UBS RMA New York Municipal Money Fund and UBS RMA California Municipal Money Fund.

     (a) AUDIT FEES:
         For the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant are shown in the table below:

                                                        2004        2003
                                                      ---------   ---------
         UBS RMA New York Municipal Money Fund        $  45,400   $  35,100
         UBS RMA California Municipal Money Fund         45,400      37,300

         Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

     (b) AUDIT-RELATED FEES:
         In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                        2004*       2003*
                                                      ---------   ---------
         UBS RMA New York Municipal Money Fund        $   2,141   $   3,657
         UBS RMA California Municipal Money Fund          2,141       3,658

         * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         Fees included in the audit-related category are those associated with
         (1) the reading and providing of comments on the 2003 and 2002 semiannual financial statements, (2) review of portions of the registrant's semiannual 2002 Form N-SAR filing, and (3) review of the consolidated 2003 and 2002 profitability of UBS Global Asset Management
         (US) Inc. ("UBS Global AM") to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

         There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c) TAX FEES:
         In each of the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant is shown in the table below:

                                                        2004*       2003*
                                                      ---------   ---------
         UBS RMA New York Municipal Money Fund        $  12,100   $   7,000
         UBS RMA California Municipal Money Fund         12,600       7,100

         * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

         There were no tax fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) ALL OTHER FEES:
         In each of the fiscal years ended June 30, 2004 and June 30, 2003, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

         Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

         There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
             The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12, 2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                    The [audit ]Committee shall:

                    ...

                    2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                        ----------
                           (1) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may NOT include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                           (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                           Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

       (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               AUDIT-RELATED FEES:
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               TAX FEES:
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               ALL OTHER FEES:
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2004 and June 30, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

(f) According to E&Y, for the fiscal year ended June 30, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                             2004
                                                             ----
         UBS RMA New York Municipal Money Fund                  0%
         UBS RMA California Municipal Money Fund                0%

     (g) For the fiscal years ended June 30, 2004 and June 30, 2003, the aggregate fees billed by E&Y of $1,749,911 and $1,406,491, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                          2004          2003
                                                      -----------   -----------
         Covered Services                             $    28,982   $    21,415
         Non-Covered Services                           1,720,929     1,385,076

     (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management
(US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  September 7, 2004
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  September 7, 2004
       -----------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Treasurer

Date:  September 7, 2004
       -----------------